--------------------------------------------------------------------------------
CITIFUNDS(R)
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CITI(SM)
INSTITUTIONAL
LIQUID
RESERVES

SEMI-ANNUAL REPORT
FEBRUARY 28, 2002



--------------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Our Shareholders                                                     1
--------------------------------------------------------------------------------
Fund Facts                                                                     3
--------------------------------------------------------------------------------
Fund Performance                                                               4
--------------------------------------------------------------------------------


CITI INSTITUTIONAL LIQUID RESERVES

Statement of Assets and Liabilities                                            5
--------------------------------------------------------------------------------
Statement of Operations                                                        6
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                             7
--------------------------------------------------------------------------------
Financial Highlights                                                           8
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 11
--------------------------------------------------------------------------------


CASH RESERVES PORTFOLIO

Portfolio of Investments                                                      14
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                           18
--------------------------------------------------------------------------------
Statement of Operations                                                       18
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                            19
--------------------------------------------------------------------------------
Financial Highlights                                                          20
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 21
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS

--------------------

[PHOTOS]

--------------------
HEATH B.
MCLENDON
PRESIDENT

KEVIN
KENNEDY
MANAGING DIRECTOR
AND INVESTMENT OFFICER


Dear Shareholder:

We are pleased to provide the semi-annual report for Citi(SM) Institutional Liquid Reserves (the "Fund") for the six months ended February 28, 2002. In this report, we summarize what we believe to be the period's prevailing economic and market conditions and outline our investment strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow. We hope you find this report useful and informative.

INVESTMENT STRATEGY

The Fund's goal is to provide shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

The Fund invests only in high quality, short-term money market instruments denominated in U.S. dollars. These may include: obligations of U.S. and non-U.S. banks; commercial paper and asset-backed securities; short-term obligations of the U.S. government and its agencies and instrumentalities, and repurchase agreements for these obligations; and obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada.

The Fund may invest more than 25% of its assets in bank obligations, such as certificates of deposit, fixed time deposits and bankers' acceptances.

Please note that the Fund invests in securities through an underlying mutual fund.

MARKET REVIEW

In its Summary of Commentary on Current Economic Conditions (also known as the "Beige Book") from January 16, 2002, the U.S. Federal Reserve Board ("Fed") stated that overall economic activity remained sluggish in August and early September, and that the tragic events of September 11th may have accelerated the economic slowdown that was already in place. Sharply rising unemployment, declining consumer confidence, and heightened credit concerns were accompanied by weakening overseas economies, raising fears within the Fed that the recession could intensify and become more prolonged. The Fed cut rates by 50 basis points(1)


----------
(1) A basis point is 0.01%, or one one-hundredth of a percent.

upon the re-opening of the stock market on September 17th, and again at each of the next two Federal Open Market Committee(2) (FOMC) meetings in October and November. The FOMC cut the target fed funds rate(3) another 25 basis points at its December meeting taking the rate down to 1.75%--its lowest level since 1961.

The three-month LIBOR(4) fell 156 basis points to 1.89% between November 30, 2001 and February 28, 2002. The yield on three-month U.S. Treasury bills fell 154 basis points over the same period. In contrast to money market rates, the yield on 10-year U.S. Treasury notes rose by 5 basis points to 4.88%.

We believe money market securities provided attractive returns over the last six months compared to the equity market as a whole and represented a safe haven for investors in a volatile environment. We positioned the Fund in anticipation of a series of Fed easing moves (i.e., short-term interest rate reductions), consistently maintaining an average maturity equivalent to, or longer than, that of the Fund's peer group. A core position of high-quality variable rate demand notes(5) contributed positively to the Fund's returns. As the spreads narrowed within money market instruments, we looked for an alternative, increasing the Fund's exposure to government agency securities.

MARKET OUTLOOK

We continue to anticipate a less volatile investment environment during 2002, and a less active Federal Reserve. The Fed easing cycle now appears to be over, the economy appears to be recovering, and we anticipate a solid rebound in growth will take hold around mid-year. As the money market yield curve steepens in anticipation of a less accommodative Fed, we will assume a more cautious strategy that focuses on shorter maturities, in anticipation of potentially locking in more attractive yield levels.

Sincerely,

/s/ HEATH B. MCLENDON                    /s/ KEVIN KENNEDY
---------------------                    ---------------------
Heath B. McLendon                        Kevin Kennedy
President                                Managing Director and
                                         Investment Officer

MARCH 15, 2002

----------
(2) The Federal Open Market Committee (FOMC) is a policy-making body of the Federal Reserve System responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

(3) The federal funds rate ("fed funds rate") is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans. The fed funds rate often points to the direction of U.S. interest rates.

(4) LIBOR, the London interbank offered rate, is the interest rate that the largest international banks charge each other for loans.

(5) Variable  Rate Demand Notes are floating  rate notes whose yields are pegged
    to  short-term   interest  rates  and  may  be  sold  back  at  par  to  the dealer/remarketing agent.

THE INFORMATION PROVIDED IN THE LETTER REPRESENTS THE OPINION OF THE MANAGER AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS OR INVESTMENT ADVICE. FURTHER, THERE IS NO ASSURANCE THAT CERTAIN SECURITIES WILL REMAIN IN OR OUT OF THE FUND. PLEASE REFER TO PAGES 14 THROUGH 17 FOR A LIST AND PERCENTAGE BREAKDOWN OF THE FUND'S HOLDINGS. ALSO, PLEASE NOTE ANY DISCUSSION OF THE FUND'S HOLDINGS IS AS OF FEBRUARY 28, 2002, AND IS SUBJECT TO CHANGE.

FUND FACTS

FUND OBJECTIVE
To provide its shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

INVESTMENT MANAGER                      DIVIDENDS
Citi Fund Management Inc.               Declared daily, paid monthly

COMMENCEMENT OF OPERATIONS              BENCHMARK*
October 2, 1992                         o Lipper Taxable Institutional Money
                                          Market Funds Average

NET ASSETS AS OF 2/28/02                o iMoneyNet, Inc. Institutional
Class A shares: $27,463.4 million         Taxable Money Market
SVB Liquid Reserves                       Funds Average
Shares: $803.7 million
SVB Institutional Liquid Reserves
Shares: $2,285.2 million


* The Lipper Funds Average and iMoneyNet, Inc. Funds Average reflect the performance (excluding sales charges) of mutual funds with similar objectives.

  Citi is a service mark of Citicorp.

FUND PERFORMANCE

TOTAL RETURNS

ALL PERIODS ENDED FEBRUARY 28, 2002                 SIX       ONE      FIVE       SINCE
(Unaudited)                                        MONTHS**   YEAR     YEARS*   INCEPTION*
============================================================================================
Citi Institutional Liquid Reserves Class A          1.28%     3.63%    5.33%      5.04%#
SVB Liquid Reserves Shares                          1.08%     3.22%    4.84%      5.62%##
SVB Institutional Liquid Reserves Shares            1.26%       --       --       2.23%###**
Lipper Taxable Institutional Money Market
  Funds Average                                     1.10%     3.28%    5.05%      4.73%+
iMoneyNet, Inc. 1st Tier Institutional Taxable
  Money Market Funds Average                        1.08%     3.22%    4.97%      4.79%+

 * Average Annual Total Return      # Commencement of Operations 10/2/92
** Not Annualized                  ## Commencement of Operations 4/24/00
 + From 9/30/92                   ### Commencement of Operations 6/5/01

                                                                SVB
                                             SVB LIQUID   INSTITUTIONAL
7-DAY YIELDS                     CLASS A      RESERVES    LIQUID RESERVES
                                ---------    -----------  --------------
Annualized Current                2.01%         1.61%          1.97%
Effective                         2.03%         1.62%          1.99%

The ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

COMPARISON OF 7-DAY YIELDS FOR CITI INSTITUTIONAL LIQUID RESERVES CLASS A VS. IMONEYNET, INC. 1ST TIER INSTITUTIONAL TAXABLE MONEY MARKET FUNDS AVERAGE

As illustrated, Citi Institutional Liquid Reserves Class A generally provided an annualized seven-day yield that was greater than the iMoneyNet, Inc. 1st Tier Institutional Taxable Money Market Funds Average, as published in iMoneyNet, Inc. Money Fund Report(TM), for the one-year period.

      [The following table represents a line chart in the printed piece.]

                                       iMoneyNet, Inc. 1st Tier
               Citi Institutional      Institutional Taxable
                Liquid Reserves        Money Market Funds Average

3/6/01                 5.76            5.29
                        5.7            5.19
                       5.61            5.12
                       5.34            4.92
                       5.33            4.92
                       5.21            4.82
4/17/01                5.17            4.78
                       4.99            4.59
                       4.89            4.51
                       4.79            4.41
                       4.66            4.29
                       4.42             4.1
5/29/01                4.39            4.02
                       4.35            4.01
                       4.28             3.9
                       4.22            3.86
                       4.15            3.78
                       4.06            3.73
                       3.97            3.64
7/17/01                3.96            3.59
                       3.94            3.54
                       3.95            3.53
                       3.91            3.48
                       3.87            3.46
                       3.84            3.41
8/28/01                3.77            3.33
                       3.76            3.33
                       3.69            3.29
                        3.6             3.2
                       3.27            2.84
                       3.28            2.94
10/9/01                3.04            2.69
                       2.97            2.59
                       2.88            2.51
                        2.8            2.45
                       2.73            2.37
                       2.54            2.19
11/20/01               2.44            2.13
                       2.36            2.07
                       2.35            2.03
                       2.27            1.93
                       2.22            1.85
                       2.19            1.79
                       2.19             1.8
1/8/02                 2.16            1.76
                       2.13            1.71
                       2.11            1.66
                       2.08            1.66
                       2.07            1.65
                       2.04            1.61
                       2.04            1.61
2/28/02                2.01            1.58


Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Mutual Fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITI INSTITUTIONAL LIQUID RESERVES
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 2002 (Unaudited)
================================================================================
ASSETS:
Investment in Cash Reserves Portfolio, at value (Note 1A)        $30,557,414,422
Receivables for shares of beneficial interest sold                    14,871,898
--------------------------------------------------------------------------------
  Total assets                                                    30,572,286,320
--------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                     15,426,394
Management fees payable (Note 3)                                       2,318,852
Distribution fees payable (Note 4)                                       333,686
Accrued expenses and other liabilities                                 1,899,298
--------------------------------------------------------------------------------
  Total liabilities                                                   19,978,230
--------------------------------------------------------------------------------
NET ASSETS                                                       $30,552,308,090
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                  $30,552,308,090
================================================================================
CLASS A SHARES:
Net Asset Value, Offering Price and Redemption Price Per Share
  ($27,463,383,873/27,463,383,873 shares outstanding)                      $1.00
================================================================================
SVB LIQUID RESERVES SHARES:
Net Asset Value, Offering Price and Redemption Price Per Share
  ($803,725,509/803,725,509 shares outstanding)                            $1.00
================================================================================
SVB INSTITUTIONAL LIQUID RESERVES SHARES:
Net Asset Value, Offering Price and Redemption Price Per Share
  ($2,285,198,708/2,285,198,708 shares outstanding)                        $1.00
================================================================================

See notes to financial statements

CITI INSTITUTIONAL LIQUID RESERVES
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002 (Unaudited)
================================================================================
INVESTMENT INCOME (Note 1B):
Income from Cash Reserves Portfolio                  $389,114,560
Allocated expenses from Cash Reserves Portfolio       (14,284,751)
--------------------------------------------------------------------------------
                                                                    $374,829,809
EXPENSES:
Administrative fees (Note 3)                            9,357,261
Shareholder Servicing Agents' fees Class A (Note 4A)    8,392,429
Management fees (Note 3)                                4,922,918
Distribution fees Class A (Note 4)                     12,821,140
Distribution fees SVB Liquid Reserves shares (Note 4)   2,462,727
Distribution fees SVB Institutional Liquid Reserves
  shares (Note 4)                                         911,766
Registration fees                                       4,897,351
Transfer agent fees                                       150,215
Trustees' fees                                             94,855
Legal fees                                                 45,152
Blue sky fees                                              39,379
Shareholder reports                                        17,431
Custody and fund accounting fees                            9,757
Audit fees                                                  8,173
Miscellaneous                                              60,388
--------------------------------------------------------------------------------
  Total expenses                                       44,190,942
Less: aggregate amounts waived by Administrator,
  Manager, Distributor and Shareholder
  Servicing Agent
  (Notes 3, 4, and 4A)                                (27,397,216)
--------------------------------------------------------------------------------
  Net expenses                                                        16,793,726
--------------------------------------------------------------------------------
Net investment income                                               $358,036,083
================================================================================

See notes to financial statements

CITI INSTITUTIONAL LIQUID RESERVES
STATEMENT OF CHANGES IN NET ASSETS

                                            SIX MONTHS ENDED
                                            FEBRUARY 28, 2002      YEAR ENDED
                                               (Unaudited)       AUGUST 31, 2001
================================================================================
FROM INVESTMENT ACTIVITIES:
Net investment income, declared as dividends
  to shareholders (Note 2):
Class A shares                               $ 323,416,307        $ 627,340,468
Class SVB shares                                12,357,705           33,445,479
SVB Institutional shares                        22,262,072            3,741,149
--------------------------------------------------------------------------------
Total                                          358,036,084          664,527,096
================================================================================
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  AT NET ASSET VALUE OF $1.00 PER SHARE (Note 5):
CLASS A SHARES
Proceeds from sale of shares                 128,795,860,043    145,456,093,712
Net asset value of shares issued
  to shareholders from reinvestment
  of dividends                                   195,937,614        456,438,052
Cost of shares repurchased                  (120,305,634,023)  (132,923,544,375)
--------------------------------------------------------------------------------
Total Class A shares                           8,686,163,634     12,988,987,389
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  AT NET ASSET VALUE OF $1.00 PER SHARE (Note 5):
SVB LIQUID RESERVES SHARES
Proceeds from sale of shares                     337,570,503      1,922,222,863
Net asset value of shares issued
  to shareholders from reinvestment
  of dividends                                    11,965,332         33,445,479
Cost of shares repurchased                      (962,968,845)      (662,926,290)
--------------------------------------------------------------------------------
Total SVB Liquid Reserves shares                (613,433,010)     1,292,742,052
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  AT NET ASSET VALUE OF $1.00 PER SHARE (Note 5):
SVB INSTITUTIONAL LIQUID RESERVES SHARES*
Proceeds from sale of shares                   2,185,305,490      1,110,799,273
Net asset value of shares issued
  to shareholders from reinvestment
  of dividends                                    21,945,394          3,741,149
Cost of shares repurchased                    (1,009,586,938)       (27,005,660)
--------------------------------------------------------------------------------
Total SVB Institutional Liquid Reserves
  shares                                       1,197,663,946      1,087,534,762
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                     9,270,394,570     15,369,264,203
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                           21,281,913,520      5,912,649,317
--------------------------------------------------------------------------------
End of period                               $  30,552,308,090   $ 21,281,913,520
--------------------------------------------------------------------------------
* June 5, 2001 (Commencement of Operations)

See notes to financial statements

CITI INSTITUTIONAL LIQUID RESERVES
FINANCIAL HIGHLIGHTS

                                                CLASS A
                        ----------------------------------------------------------------------------

                        SIX MONTHS ENDED                    YEAR ENDED AUGUST 31,
                        FEBRUARY 28, 2002 ----------------------------------------------------------
                           (Unaudited)      2001         2000        1999        1998        1997
====================================================================================================
Net Asset Value,
  beginning of period        $1.00000     $1.00000     $1.00000    $1.00000    $1.00000    $1.00000
Net investment income         0.01277      0.05459      0.05890     0.05041     0.05548     0.05459
Less dividends from net
  investment income          (0.01277)    (0.05459)    (0.05890)   (0.05041)   (0.05548)   (0.05459)
----------------------------------------------------------------------------------------------------
Net Asset Value,
  end of period              $1.00000     $1.00000     $1.00000    $1.00000    $1.00000    $1.00000
====================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
  (000's omitted)         $27,463,384  $18,777,220   $5,788,233  $5,794,599  $3,380,501  $1,967,491
Ratio of expenses to
  average net assets+           0.20%*       0.20%        0.16%       0.19%       0.20%       0.18%
Ratio of net investment
  income to average
  net assets+                   2.52%*       5.10%        5.87%       5.04%       5.57%       5.52%
Total return                    1.28%**      5.60%        6.05%       5.16%       5.69%       5.60%

Note: If agents of the Fund and agents of Cash Reserves Portfolio had not waived all or a portion of their fees during the period indicated, the net investment income per share and the ratios would have been as follows:

Net investment income
  per share                  $0.01139     $0.05169     $0.05271    $0.04557    $0.04948    $0.04844
RATIOS:
Expenses to average
  net assets+                   0.50%*       0.63%        0.78%       0.79%       0.79%       0.80%
Net investment income to
  average net assets+           2.23%*       4.67%        5.25%       4.44%       4.98%       4.90%
====================================================================================================
 + Includes the Fund's share of Cash Reserves Portfolio's allocated expenses.
 * Annualized
** Not Annualized

See notes to financial statements

CITI INSTITUTIONAL LIQUID RESERVES
FINANCIAL HIGHLIGHTS

                                           SVB LIQUID RESERVES
-----------------------------------------------------------------------------------------
                                                                        FOR THE PERIOD
                                                                        APRIL 24, 2000
                                  SIX MONTHS ENDED                     (COMMENCEMENT OF
                                 FEBRUARY 28, 2002    YEAR ENDED OF     OPERATIONS) TO
                                     (Unaudited)     AUGUST 31, 2001    AUGUST 31, 2000
=========================================================================================
Net Asset Value, beginning of period  $1.00000         $1.00000          $1.00000
Net investment income                  0.01080          0.05078           0.02120
Less dividends from
  net investment income               (0.01080)        (0.05078)         (0.02120)
-----------------------------------------------------------------------------------------
Net Asset Value, end of period        $1.00000         $1.00000          $1.00000
=========================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
  (000's omitted)                     $803,726       $1,417,159          $124,416
Ratio of expenses to average
  net assets+                            0.60%*           0.59%             0.66%*
Ratio of net investment income to
  average net assets+                    2.26%*           4.71%             5.35%*
Total return                             1.08%**          5.20%             2.14%**

Note: If agents of the Fund and agents of Cash Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income
  per share                           $0.00942         $0.04948          $0.02039
RATIOS:
Expenses to average
  net assets+                            0.80%*           1.02%             1.28%*
Net investment income to
  average net assets+                    2.05%*           4.28%             4.73%*
===========================================================================================
  + Includes the Fund's share of Cash Reserves Portfolio's allocated expenses.
  * Annualized
 ** Not Annualized

See notes to financial statements

CITI INSTITUTIONAL LIQUID RESERVES
FINANCIAL HIGHLIGHTS

                                                  SVB INSTITUTIONAL LIQUID RESERVES
                                          --------------------------------------------------
                                          SIX MONTHS ENDED    FOR THE PERIOD JUNE 5, 2001
                                          FEBRUARY 28, 2002   (COMMENCEMENT OF OPERATIONS)
                                             (Unaudited)            TO AUGUST 31, 2001
============================================================================================
Net Asset Value, beginning of period          $1.00000                  $1.00000
Net investment income                          0.01257                   0.00955
Less dividends from net investment income     (0.01257)                 (0.00955)
--------------------------------------------------------------------------------------------
Net Asset Value, end of period                $1.00000                  $1.00000
============================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted)   $2,285,199                $1,087,535
Ratio of expenses to average net assets+         0.24%*                    0.24%*
Ratio of net investment income to
  average net assets+                            2.44%*                    5.06%*
Total return                                     1.26%**                   4.08%**

Note: If agents of the Fund and agents of Cash Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share               $0.01119                  $0.00884
RATIOS:
Expenses to average net assets+                  0.59%*                    0.59%*
Net investment income to average net assets+     2.09%*                    4.71%*
============================================================================================
 + Includes the Fund's share of Cash Reserves Portfolio's allocated expenses.
 * Annualized
** Not Annualized

See notes to financial statements

CITI INSTITUTIONAL LIQUID RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES Citi Institutional Liquid Reserves (the "Fund") is a separate diversified series of CitiFunds Institutional Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in Cash Reserves Portfolio (the "Portfolio"), a management investment company for which Citi Fund Management Inc. (the "Manager") serves as Investment Manager. The value of the investment reflects the Fund's proportionate interest (69.8% at February 28, 2002) in the net assets of the Portfolio. The Manager also acts as the Fund's Administrator. Salomon Smith Barney Inc. is the Fund's Distributor.

   The Fund offers Class A shares, SVB Liquid Reserves shares, and SVB Institutional Liquid Reserves shares. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to the class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the assets of the Fund, if the Fund were liquidated. The Fund commenced its public offering of SVBLiquid Reserves shares on April 24, 2000 and SVB Institutional Liquid Reserves shares on June 5, 2001.

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The significant accounting policies consistently followed by the Fund are as follows:

   A. INVESTMENT VALUATION Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

   B. INVESTMENT INCOME The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

   C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.

   D. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more Funds in the series are allocated in proportion to the average net assets of each fund, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The

CITI INSTITUTIONAL LIQUID RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Fund's share of the Portfolio's expenses is charged against and reduces the amount of the Fund's investment in the Portfolio.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 3:00 p.m. Eastern Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent) on or prior to the last business day of the month.

3. ADMINISTRATIVE/MANAGEMENT FEES Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, were computed at the annual rate of 0.25% of the Fund's average daily net assets. The administrative fees amounted to $9,357,261, of which $4,629,429 was voluntarily waived for the period from September 1, 2001 through December 31, 2001. On December 31, 2001, the Fund terminated its administrative services agreement and implemented a management agreement. The management fees paid to the Manager amounted to $4,922,918, of which $733,522 was voluntarily waived for the period January 1, 2002 to February 28, 2002. The new management fees are computed at an annual rate of 0.10% of the Fund's average daily net assets. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Manager or its affiliates.

4. DISTRIBUTION/SERVICE FEES Effective January 1, 2002 the Fund adopted a new Distribution Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the old plan the Fund paid monthly fees at a rate not to exceed 0.10% of average daily net assets. The distribution fees for Class A amounted to $8,392,430, all of which were contractually waived, $1,815,805 for SVB Liquid Reserves shares, of which $201,756 was voluntarily waived and $561,319 for SVB Institutional Liquid Reserve shares, of which $336,792 was voluntarily waived for the period from September 1, 2001 through December 31, 2001. Under the new Service Plan, the Fund pays monthly fees at an annual rate not to exceed 0.10% of the average daily net assets. The Service fees paid amounted to $4,428,710 for Class A, all of which were voluntarily waived, $646,922 for SVB Liquid Reserves shares, of which $71,880 were voluntarily waived and $350,447 for SVB Institutional Liquid Reserves shares, of which $210,268 were voluntarily waived for the period January 1, 2002 to February 28, 2002. These fees may be used to make payments to the distributor and to Service Agents or others as compensation for the sale of Fund shares or for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for

CITI INSTITUTIONAL LIQUID RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)

recipients other than regulators and existing shareholders. The Fund may also make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

A. SHAREHOLDER SERVICING AGENTS FEES The Trust, on behalf of the Fund, had entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acted as an agent for its customers and provided other related services. For their services, each Shareholder Servicing Agent receive fees from the Fund, which may have been paid periodically, which did not exceed, on an annualized basis, an amount equal to 0.10% of the average daily net assets of the Fund. The Shareholder Servicing Agents fees amounted to $8,392,429 for Class A, all of which were contractually waived for the period from September 1, 2001 through December 31, 2001. The Shareholder Servicing Agreement was terminated on December 31, 2001.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest ($0.00001 par value).

6. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio aggregated $38,783,784,902 and $29,989,946,283, respectively, for the six months ended February 28, 2002.

CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                       February 28, 2002
(Unaudited)

                                                 PRINCIPAL
                                                  AMOUNT
ISSUER                                        (000'S OMITTED)           VALUE
--------------------------------------------------------------------------------
ASSET BACKED -- 8.8%
--------------------------------------------------------------------------------
Asset Backed Capital
  Finance Inc.,*
  1.82% due 10/15/02                            $    300,000      $  300,000,000
  1.76% due 10/22/02                                 150,000         150,000,000
Compass Securities,*
  1.80% due 03/04/02                                 128,000         127,980,800
  1.82% due 03/21/02                                 150,000         149,848,333
  1.81% due 03/22/02                                 200,000         199,788,833
  1.80% due 07/08/02                                 300,000         300,006,672
  1.81% due 08/19/02                                 345,000         344,959,622
K2 USA LLC,*
  1.85% due 05/15/02                                 220,000         219,997,740
  1.85% due 11/26/02                                 155,400         155,400,000
  1.83% due 02/18/03                                 100,000          99,990,000
Links Finance Corp.*,
  1.85% due 05/15/02                                 250,000         249,997,432
  3.98% due 06/20/02                                 100,000         100,000,000
  1.82% due 01/08/03                                 100,000         100,000,000
  1.84% due 01/15/03                                 100,000         100,000,000
  1.83% due 01/22/03                                  50,000          50,000,000
Restructured Asset
  Securitization*,
  1.84% due 04/01/02                                 260,000         260,000,000
Sigma Finance Corp.,*
  1.90% due 03/06/02                                 100,000          99,999,726
  1.84% due 03/15/02                                 100,000          99,999,616
  4.05% due 06/13/02                                 200,000         200,000,000
  1.83% due 06/21/02                                 230,000         230,000,000
  1.85% due 10/15/02                                 200,000         200,000,000
  1.84% due 10/23/02                                 100,000          99,993,534
                                                                  --------------
                                                                   3,837,962,308
                                                                  --------------
BANK NOTES -- 0.9%
--------------------------------------------------------------------------------
American Express
  Centurion,
  1.82% due 01/28/03                                 400,000         400,000,000
                                                                    ------------
CERTIFICATES OF DEPOSIT (EURO) -- 1.3%
--------------------------------------------------------------------------------
Barclays Bank,
  3.94% due 07/16/02                                  50,000          50,001,830
BNP Paribas,
  1.91% due 06/20/02                                 100,000         100,016,220
Credit Agricole Indosuez,
  1.87% due 07/31/02                                 150,000         150,106,402
Halifax,
  1.83% due 05/31/02                                 170,000         170,008,279
Landesbank Hess,
  4.55% due 03/25/02                                 100,000         100,003,187
                                                                  --------------
                                                                     570,135,918
                                                                  --------------

CERTIFICATES OF DEPOSIT (YANKEE) -- 23.0%
--------------------------------------------------------------------------------
Barclays Bank,
  4.50% due 04/01/02                            $    125,000      $  125,000,000
Bayerische Hypotheken,
  1.88% due 07/08/02                            $    500,000      $  500,000,000
  1.69% due 07/31/02                                 500,000         500,020,920
  1.71% due 07/31/02                                 100,000          99,924,439
  1.84% due 07/31/02                                 100,000          99,978,690
Bayerische Landesbank,
  2.07% due 05/20/02                                 200,000         200,111,007
  1.82% due 06/12/02                                 250,000         250,000,000
  1.75% due 10/01/02                                 400,000         399,871,014
Beta Finance Inc.
  2.33% due 02/18/03                                 100,000         100,000,000
Canadian Imperial Bank,
  1.76% due 10/02/02                                 100,000          99,967,603
Chase Manhattan Bank,
  1.75% due 03/12/02                                 500,000         500,000,000
  1.81% due 05/21/02                                 500,000         500,000,000
Commerzbank,
  4.01% due 07/10/02                                 200,000         200,000,000
Credit Agricole,
  1.81% due 04/05/02                                 250,000         250,000,000
Den Danske Bank,
  3.94% due 07/18/02                                  99,000          98,996,325
Deutsche Bank,
  4.78% due 03/15/02                                  80,000          79,999,110
  4.00% due 07/10/02                                 300,000         300,000,000
  1.77% due 10/02/02                                 500,000         499,852,740
Kredietbank,
  1.80% due 03/25/02                                 193,000         193,000,000
  1.71% due 07/31/02                                 400,000         400,008,367
Landesbank Baden,
  4.60% due 03/28/02                                 150,000         150,005,253
Landesbank Hess,
  3.42% due 03/06/02                                 250,000         250,000,000
HSBC Bank,
  1.88% due 06/07/02                                 500,000         500,006,768
Montauk Funding Corp.,
  1.83% due 06/17/02                                 500,000         500,000,000
  1.82% due 07/15/021                                 50,000         150,000,000
Paribas,
  1.83% due 06/12/02                                 500,000         500,000,000
PNC Bank National Association,
  1.88% due 06/19/02                                 397,000         397,024,112
Royal Bank, Canada,
  4.04% due 07/30/02                                  85,000          84,972,705
  1.88% due 07/31/02                                 200,000         200,000,000
Societe Generale,
  1.77% due 09/30/02                                 750,000         749,782,357
Svenska Handelsbanken,
  3.86% due 05/14/02                                 100,000         100,001,986
  3.62% due 08/29/02                                 250,000         249,975,756
Toronto Dominion Bank,
  1.91% due 06/07/02                                  50,000          50,000,000

CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                       February 28, 2002
(Unaudited)


                                                 PRINCIPAL
                                                  AMOUNT
ISSUER                                        (000'S OMITTED)           VALUE
--------------------------------------------------------------------------------
ASSET BACKED -- 8.8%
--------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT (YANKEE) (CONT'D)
--------------------------------------------------------------------------------
UBS AG,
  4.01% due 06/28/02                            $    125,000     $   125,087,400
  4.01% due 07/02/02                                  99,000          98,977,263
  3.99% due 07/10/02                                 250,000         249,991,257
  3.81% due 07/29/02                                 145,000         145,002,908
  1.89% due 07/31/02                                 200,000         199,966,552
                                                                 --------------
                                                                  10,097,524,532
                                                                 ---------------

COMMERCIAL PAPER -- 34.5%
--------------------------------------------------------------------------------
Alpine Securitization Corp,
  1.81% due 03/07/02                                 250,000         249,924,583
Amstel Funding Corp,
  2.32% due 04/10/02                                 200,000         199,484,444
  2.08% due 05/03/02                                 409,500         408,013,003
  1.84% due 06/28/02                                 167,977         166,955,327
  1.93% due 07/31/02                                 240,000         238,044,267
Atlantis One Funding Corp.
  3.37% due 03/11/02                                 125,000         124,882,986
BP Amoco Capital
  1.82% due 06/12/02                                 400,000         397,922,833
Bavaria Finance Funding
  1.84% due 03/01/02                                 198,958         198,958,000
  1.83% due 03/20/02                                  93,466          93,375,727
  1.81% due 04/01/02                                  89,851          89,710,957
Black Forest Corp,
  1.82% due 03/07/02                                  83,327          83,301,724
  1.83% due 03/07/02                                  82,112          82,086,956
  1.82% due 03/18/02                                 155,000         154,866,786
  1.84% due 03/18/02                                 100,000          99,913,111
Delaware Funding Corp.,
  1.81% due 03/20/02                                 193,578         193,393,079
Erasmus Capital Corp.,
  1.82% due 05/08/02                                 200,000         199,312,444
  1.83% due 05/08/02                                 123,678         123,250,486
Four Winds Funding Corp.
  1.86% due 05/15/02                                 500,000         500,000,000
  1.87% due 01/15/03                                 500,000         500,000,000
Gemini Securitization Corp.,
  1.82% due 03/07/02                                 108,542         108,509,076
  1.81% due 04/08/02                                  70,222          70,087,837
Giro Balanced Funding,
  1.82% due 04/15/02                                 140,403         140,083,583
Giro Funding U.S. Corp.,
  1.77% due 03/11/02                                 100,000          99,950,833
Giro Multi Funding Corp. ,
  1.81% due 03/20/02                                 325,000         324,689,535
Greyhawk Fund Corp.,
  1.85% due 06/25/02                                 210,000         208,751,550
Hatteras Funding Corp.,
  1.71% due 03/12/02                                 148,962         148,884,167
  1.77% due 03/13/02                                 274,847         274,684,840
  1.84% due 03/21/02                                 250,445         250,188,990
  1.78% due 03/22/02                                 150,000         149,844,250
  1.84% due 05/13/02                                  88,791          88,459,711

Kittyhawk Funding,
  2.47% due 03/20/02                            $     99,829      $   99,698,862
Market Street,
  1.82% due 03/13/02                                 300,000         299,818,000
  1.82% due 03/19/02                                 127,049         126,933,385
  1.81% due 04/09/02                                 285,000         284,441,163
  1.82% due 04/11/02                                 200,000         199,585,444
Mica Funding LLC,
  1.85% due 03/07/02                                 106,831         106,798,060
  1.82% due 03/11/02                                 106,072         106,018,375
  1.77% due 03/13/02                                 165,000         164,902,650
  1.80% due 03/15/02                                 200,000         199,860,000
  1.84% due 03/15/02                                 145,250         145,146,066
  1.77% due 04/11/02                                 279,372         278,808,833
  1.85% due 04/15/02                                 122,000         121,717,875
Moat Funding LLC,
  2.32% due 04/04/02                                 250,000         249,452,222
  2.32% due 04/05/02                                 150,000         149,661,667
  2.28% due 04/22/02                                  44,000          43,855,093
Morgan Stanley Dean Witter Co.,
  1.86% due 04/09/02                                 380,000         380,000,000
  1.86% due 05/28/02                                 250,000         250,000,000
  1.86% due 06/05/02                                 480,000         480,000,000
Moriarty Ltd.,
  2.25% due 04/22/02                                 300,000         299,025,000
  2.26% due 04/22/02                                 300,000         299,020,667
  2.17% due 05/28/02                                 497,000         494,363,691
Ness LLC,
  1.82% due 03/15/02                                 144,067         143,965,033
  1.72% due 04/22/02                                 186,212         185,749,367
Nyala Funding LLC,
  1.83% due 04/22/02                                 107,540         107,255,736
  1.89% due 06/21/02                                 227,000         225,665,240
Old Line Funding Corp.
  1.81% due 03/06/02                                 193,000         192,951,482
Paradigm Funding LLC,
  1.83% due 05/08/02                                 150,000         149,481,500
  1.84% due 06/14/02                                 110,000         109,409,667
Pennine Funding,
  1.80% due 03/13/02                                 235,000         234,859,000
  1.80% due 03/15/02                                 197,000         196,862,100
  1.80% due 03/27/02                                 175,400         175,171,980
  1.75% due 04/15/02                                 185,000         184,595,313
Perry Global Funding,
  1.81% due 04/11/02                                 111,282         111,052,605
  1.82% due 04/12/02                                 193,910         193,498,264
  1.78% due 04/17/02                                 109,612         109,357,274
  1.82% due 04/19/02                                 136,129         135,791,778
  1.83% due 04/25/02                                 122,994         122,650,129
Santander,
  2.00% due 05/07/02                                 100,000          99,627,778
  1.84% due 06/07/02                                 100,000          99,499,111
Sigma Finance Inc.,
  1.89% due 07/02/02                                  77,000          76,502,773

CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                           February 28, 2002
(Unaudited)

                                                 PRINCIPAL
                                                  AMOUNT
ISSUER                                        (000'S OMITTED)           VALUE
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- (CONT'D)
--------------------------------------------------------------------------------
Silver Tower US Funding LLC,
  1.89% due 04/04/02                            $    100,000      $   99,821,500
Special Purpose Accounts,
  1.81% due 03/05/02                                 100,000          99,979,889
  1.82% due 03/07/02                                 125,000         124,962,083
  1.82% due 03/13/02                                 100,000          99,939,333
Stadshypotek Inc.,
  2.48% due 03/11/02                                 123,800         123,714,716
Surrey Funding Corp.,
  1.81% due 05/10/02                                 100,000          99,648,056
Trident Capital Finance,
  1.80% due 04/08/02                                 176,600         176,264,460
  1.80% due 04/11/02                                 117,150         116,909,843
  1.80% due 05/03/02                                 150,000         149,527,500
  1.80% due 05/06/02                                 195,000         194,356,500
Verizon Global Funding,
  1.83% due 02/19/03                                 150,000         149,956,233
Wal-Mart Funding,
  1.84% due 03/20/02                                 100,000          99,902,889
                                                                  --------------
                                                                  15,135,567,270
                                                                  --------------

CORPORATE NOTE -- 9.7%
--------------------------------------------------------------------------------
Blue Heron Funding
  1.90% due 10/18/02                                 500,000         500,000,000
Brahms Funding Corp.,
  1.86% due 04/12/02                                 275,000         274,403,250
  1.87% due 04/26/02                                 351,279         350,257,168
  1.89% due 05/01/02                                 262,896         262,054,076
Fenway Funding,
  2.05% due 03/01/02                                 295,000         295,000,000
  1.92% due 04/02/02                                 258,264         257,823,229
Ford Credit Floorplan Master Owner,
  1.86% due 05/06/02                                 250,000         249,147,500
  1.86% due 05/07/02                                 250,000         249,134,583
  1.86% due 05/08/02                                 250,000         249,121,667
  1.84% due 05/23/02                                 140,250         139,655,028
Harwood Funding Corp.,
  1.77% due 03/15/02                                 100,000          99,931,167
Principal Resource Mortgage,
  1.83% due 03/08/02                                 155,545         155,489,652
Witmer Funding LLC,
  1.99% due 03/05/02                                 123,000         122,972,803
  1.99% due 03/06/02                                 125,000         124,965,451
  1.99% due 03/07/02                                 125,000         124,958,542
  1.90% due 03/20/02                                 150,000         149,849,583
  1.90% due 03/21/02                                 126,555         126,421,414
  1.88% due 05/02/02                                 247,379         246,578,042
  1.89% due 05/08/02                                 252,344         251,443,132
                                                                  --------------
                                                                   4,229,206,287
                                                                  --------------

MEDIUM TERM NOTES -- 3.6%
--------------------------------------------------------------------------------
Centauri
  3.98% due 06/20/02                            $    100,000      $  100,000,000
  2.32% due 02/11/03                                 125,000         125,000,000
Credit Suisse First Boston Inc.,
  1.85% due 05/21/02                                 500,000         500,000,000
Credit Suisse First Boston International,
  1.89% due 03/05/02                                 300,000         300,000,000
Credit Suisse First Boston USA,
  1.70% due 01/17/03                                 200,000         200,000,000
General Electric Capital Corp.
  3.82% due 07/30/02                                 100,000         100,000,000
Merrill Lynch & Co. Inc.,
  4.64% due 04/01/02                                 250,000         249,996,917
                                                                  --------------
                                                                   1,574,996,917
                                                                  --------------

PROMISSORY NOTE -- 2.2%
--------------------------------------------------------------------------------
Goldman Sachs Group,
  1.94% due 03/21/02                                 500,000         500,000,000
Goldman Sachs,
  1.94% due 04/29/02                                 450,000         450,000,000
                                                                  --------------
                                                                     950,000,000
                                                                  --------------

TIME DEPOSITS -- 3.1%
--------------------------------------------------------------------------------
HSBC Bank,
  1.88% due 03/01/02                                 398,000         398,000,000
National Australia Bank,
  1.84% due 03/01/02                                 143,574         143,574,000
Societe Generale,
  1.88% due 03/01/02                                 607,831         607,831,000
Svenska Handelsbank,
  1.88% due 03/01/02                                 200,000         200,000,000
                                                                  --------------
                                                                   1,349,405,000
                                                                  --------------

UNITED STATES GOVERNMENT AGENCY -- 12.8%
--------------------------------------------------------------------------------
Federal Farm Credit Bank
  2.08% due 11/01/02                                  68,000          67,037,422
Federal Farm Credit Bank
  2.15% due 12/02/02                                  57,000          56,060,450
Federal Home Loan Mortgage Association
  3.78% due 03/01/02                                  93,000          93,000,000
Federal Home Loan Mortgage Association
  4.12% due 03/15/02                                  47,956          47,879,164
Federal Home Loan Mortgage Association
  4.34% due 03/28/02                                 105,000         104,658,225

CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                       February 28, 2002
(Unaudited)

                                                 PRINCIPAL
                                                  AMOUNT
ISSUER                                        (000'S OMITTED)           VALUE
--------------------------------------------------------------------------------
UNITED STATES GOVERNMENT AGENCY (CONT'D)
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Association
  3.92% due 05/23/02                            $     62,000      $   61,439,658
Federal Home Loan Mortgage Association
  3.52% due 06/26/02                                   3,160           3,123,850
Federal Home Loan Mortgage Association
  3.55% due 06/26/02                                  80,250          79,324,116
Federal Home Loan Mortgage Association
  3.68% due 06/26/02                                  83,000          82,007,320
Federal Home Loan Mortgage Association
  3.69% due 06/26/02                                 120,375         118,933,359
Federal Home Loan Mortgage Association
  3.70% due 06/26/02                                 100,000          98,797,500
Federal Home Loan Mortgage Association
  1.99% due 06/28/02                                 300,000         298,026,583
Federal Home Loan Mortgage Association
  3.63% due 07/18/02                                 140,000         138,037,783
Federal Home Loan Mortgage Association
  6.63% due 08/15/02                                 100,000         101,363,369
Federal National Mortgage Association
  3.87% due 03/08/02                                  50,000          49,962,375
Federal National Mortgage Association
  4.30% due 03/22/02                                  99,000          98,751,675
Federal National Mortgage Association
  3.79% due 04/01/02                                 103,746         103,407,413
Federal National Mortgage Association
  3.97% due 04/01/02                                  50,000          49,829,069
Federal National Mortgage Association
  3.79% due 04/05/02                                  49,940          49,755,985
Federal National Mortgage Association
  4.30% due 04/05/02                                 100,000          99,581,944
Federal National Mortgage Association
  4.35% due 04/05/02                                  40,000          39,830,833
Federal National Mortgage Association
  1.87% due 04/12/02                                 500,000         498,909,167
Federal National Mortgage Association
  3.65% due 04/19/02                                 117,825         117,239,639

Federal National Mortgage Association
  3.93% due 05/17/02                            $    100,000      $   99,159,417
Federal National Mortgage Association
  1.83% due 06/13/02                                 100,000          99,472,778
Federal National Mortgage Association
  3.95% due 07/05/02                                 100,000         100,000,000
Federal National Mortgage Association
  1.70% due 09/27/02                                 200,000         199,908,267
Federal National Mortgage Association
  1.68% due 10/09/02                                 175,000         174,919,155
Federal National Mortgage Association
  2.22% due 11/01/02                                  49,725          48,973,738
Federal National Mortgage Association
  2.30% due 11/01/02                                  78,571          77,341,146
Federal National Mortgage Association
  2.14% due 01/10/03                                 392,051         384,709,845
United States Treasury Bills
  1.98% due 05/23/02                                 500,000         497,719,229
United States Treasury Notes
  6.38% due 04/30/02                                 200,000         200,925,211
United States Treasury Notes
  6.63% due 05/31/02                                 702,000         706,805,332
United States Treasury Notes
  6.38% due 06/30/02                                  52,000          52,429,633
United States Treasury Notes
  6.25% due 07/31/02                                 150,000         151,449,855
United States Treasury Notes
  6.38% due 08/15/02                                 120,000         122,227,228
United States Treasury Notes
  4.75% due 01/31/03                                 250,000         256,507,382
                                                                 ---------------
                                                                   5,629,505,115
                                                                 ---------------

TOTAL INVESTMENTS, AT AMORTIZED COST                    99.9%     43,774,303,347

OTHER ASSETS, LESS LIABILITIES                           0.1          33,096,787
                                                      ------     ---------------

NET ASSETS                                             100.0%    $43,807,400,134
                                                      ======     ===============


* Variable interest rate-- subject to periodic change.

See notes to financial statements

CASH RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 2002 (Unaudited)
================================================================================
ASSETS:
Investments at value (Note 1A)                                   $43,774,303,347
Cash                                                                     701,589
Interest receivable                                                  136,027,988
--------------------------------------------------------------------------------
     Total assets                                                 43,911,032,924
--------------------------------------------------------------------------------

LIABILITIES:
Payable for investments purchased                                     99,990,000
Management fees payable (Note 2)                                       2,454,211
Accrued expenses and other liabilities                                 1,188,579
--------------------------------------------------------------------------------
     Total liabilities                                               103,632,790
--------------------------------------------------------------------------------
NET ASSETS                                                       $43,807,400,134
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                         $43,807,400,134
================================================================================



CASH RESERVES PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002 (Unaudited)
================================================================================
INTEREST INCOME (Note 1B)                                           $557,732,653

EXPENSES:
Investment Advisory fees (Note 2)                   $20,092,669
Management fee (Note 2)                              10,547,733
Administrative fees (Note 2)                          6,697,556
Custody and fund accounting fees                      4,190,690
Trustees' fees                                          126,207
Legal fees                                               60,071
Audit fees                                               21,925
Other                                                    45,678
--------------------------------------------------------------------------------
     Total expenses                                  41,782,529
Less: aggregate amounts waived by Investment
     Adviser, Manager and Administrator (Note 2)    (21,326,941)
Less: fees paid indirectly (Note 1F)                    (24,221)
--------------------------------------------------------------------------------
     Net expenses                                                     20,431,367
--------------------------------------------------------------------------------
Net investment income                                               $537,301,286
================================================================================

See notes to financial statements

CASH RESERVES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS


                                            SIX MONTHS ENDED        YEAR ENDED
                                            FEBRUARY 28, 2002       AUGUST 31,
                                               (Unaudited)             2001
================================================================================
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS:
Net investment income                        $    537,301,286   $ 1,176,666,210
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                    53,812,849,539    82,462,468,791
Value of withdrawals                          (42,616,093,617)  (65,958,132,709)
--------------------------------------------------------------------------------
Net increase in net assets from
  capital transactions                         11,196,755,922    16,504,336,082
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                     11,734,057,208    17,681,002,292
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                            32,073,342,926     14,392,340,634
--------------------------------------------------------------------------------
End of period                                 $43,807,400,134    $32,073,342,926
================================================================================

See notes to financial statements

CASH RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS

                          SIX MONTHS ENDED                          YEAR ENDED AUGUST 31,
                          FEBRUARY 28, 2002  -------------------------------------------------------------------
                             (Unaudited)        2001          2000          1999         1998          1997
================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets
    (000's omitted)          $43,807,400   $32,073,343   $14,392,341   $14,929,345   $ 8,805,910   $ 7,657,400
Ratio of expenses to
    average net assets              0.10%*        0.10%         0.10%         0.10%         0.10%         0.10%
Ratio of net investment
    income to average
      net assets                    2.63%*        5.27%         5.93%         5.13%         5.65%         5.57%

Note: If agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated, the ratios would have been as follows:

RATIOS:
Expenses to average
    net assets                      0.20%*        0.22%         0.22%         0.22%         0.22%         0.23%
Net investment income
    to average net assets           2.53%*        5.15%         5.81%         5.01%         5.53%         5.44%
================================================================================================================

 * Annualized

See notes to financial statements


CASH RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES Cash Reserves Portfolio (the "Portfolio") is registered under the U.S. Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Citi Fund Management Inc. (the "Manager") acts as the Investment Manager.

   The preparation of financial statements in accordance with United States of America generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. VALUATION OF INVESTMENTS Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940, as amended (1940 Act). This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the U.S. Investment Company Act of 1940.

   B. INTEREST INCOME AND EXPENSES Interest income consists of interest accrued and discount earned (including both original issue and market discount) on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the Administrator.

   C. U.S. FEDERAL INCOME TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

   D. REPURCHASE AGREEMENTS It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreements' underlying investments to ensure the existence of a proper level of collateral.

   E. OTHER Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

   F. FEES PAID INDIRECTLY The Portfolio's custodian calculates its fees based on the Portfolio's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

CASH RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2. INVESTMENT ADVISORY/ADMINISTRATIVE/MANAGEMENT FEES The investment advisory fees paid to the Manager, as compensation for overall investment management services, amounted to $20,092,669 of which $8,768,212 was voluntarily waived for the period from September 1, 2001 through December 31, 2001. The investment advisory fees are computed at an annual rate of 0.15% of the Portfolio's average daily net assets.

   Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, is computed at the annual rate of 0.25% of the Fund's average daily net assets. The administrative fees amounted to $6,697,556, all of which was voluntarily waived for the period from September 1, 2001 through December 31, 2001. On December 31, 2001, the Fund terminated its administrative services and investment advisory agreements and implemented a management agreement. The management fees paid to the Manager amounted to $10,547,733, of which $5,861,173 was voluntarily waived for the period January 1, 2002 to February 28, 2002. The new management fees are computed at an annual rate of 0.15% of the Fund's average daily net assets. The fund pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Manager or its affiliates.

3. INVESTMENT TRANSACTIONS Purchases, maturities and sales of money market instruments aggregated $397,523,349,169 and $385,931,068,092, respectively, for the six months ended February 28, 2002.

4. LINE OF CREDIT The Portfolio, along with other funds in the fund family, entered into an agreement with a bank which allows the funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended February 28, 2002, the commitment fee allocated to the Portfolio was $26,075. Since the line of credit was established, there have been no borrowings.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., Chairman
Heath B. McLendon*, President
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
R. Jay Gerken*
Riley C. Gilley
Stephen Randolph Gross
Diana R. Harrington
Susan B. Kerley
Allan G. Merten
R. Richardson Pettit
Walter E. Robb, III
E. Kirby Warren

SECRETARY
Robert I. Frenkel*

TREASURER
Lewis E. Daidone*

*AFFILIATED PERSON OF INVESTMENT MANAGER

INVESTMENT MANAGER
Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902

DISTRIBUTOR
Salomon Smith Barney Inc.

TRANSFER AGENT

Travelers Bank and Trust, fsb
125 Broad Street, 11th Floor
New York, New York 10004

SUB-TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street
Boston, MA 02110

================================================================================






This report is prepared for the information of shareholders of Citi Institutional Liquid Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi Institutional Liquid Reserves.


(C)2002 Citicorp     [Recycle Logo]Printed on recycled paper      CFS/INS.LI/202

CITIFUNDS(R)

CITI(SM)
INSTITUTIONAL
U.S. TREASURY
RESERVES

SEMI-ANNUAL REPORT

FEBRUARY 28, 2002



--------------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Our Shareholders                                                     1
--------------------------------------------------------------------------------
Fund Facts                                                                     3
--------------------------------------------------------------------------------
Fund Performance                                                               4
--------------------------------------------------------------------------------

CITI INSTITUTIONAL U.S. TREASURY RESERVES

Statement of Assets and Liabilities                                            5
--------------------------------------------------------------------------------

Statement of Operations                                                        6
--------------------------------------------------------------------------------

Statement of Changes in Net Assets                                             7
--------------------------------------------------------------------------------
Financial Highlights                                                           8
--------------------------------------------------------------------------------

Notes to Financial Statements                                                  9
--------------------------------------------------------------------------------

U.S. TREASURY RESERVES PORTFOLIO

Portfolio of Investments                                                      12
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                           13
--------------------------------------------------------------------------------
Statement of Operations                                                       13
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                            14
--------------------------------------------------------------------------------
Financial Highlights                                                          14
--------------------------------------------------------------------------------

Notes to Financial Statements                                                 15
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS

[PHOTO]
HEATH B.
MCLENDON
PRESDIENT

Dear Shareholder:

We are pleased to provide the semi-annual report for Citi(SM) Institutional U.S. Treasury Reserves (the "Fund") for the six months ended February 28, 2002. In this report, we summarize what we believe to be the period's prevailing economic and market conditions and outline our investment strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow. We hope you find this report useful and informative.

INVESTMENT STRATEGY

The Fund's goal is to provide its shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

The Fund may invest in U.S. Treasury bills, notes and bonds; Treasury receipts and securities issued by U.S. government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Treasury.

Please note that the Fund invests in securities through an underlying mutual fund.

MARKET REVIEW AND FUND UPDATE

Short-term U.S. Treasury notes and bills performed well relative to long-term U.S. Treasury bonds during this past period of turmoil. The U.S. Treasury bill sector has historically been an attractive haven during turbulent times and the period following September 11th was no different. In line with the U.S. Federal Reserve Board's ("Fed's") aggressive easing efforts (i.e., a reduction of short-term interest rates) in the fourth quarter of 2001, the yields on short-term instruments declined sharply. The Fed lowered the federal funds rate(1) to 1.75% (from 3.5%) during the 3-month period following September 11th, a level not seen since 1961. Given that the average maturity of the Fund ranged from 52 to 60 days over the six-month period, the Fund was well positioned to benefit from the significant drop in short-term yields (as prices of fixed-income securities typically move inversely to yields).

The effects of an economy that was nearing recession coupled with the aftermath of September 11th have made the budget surpluses of the past turn to forecasts of deficits. This evolving situation has caused an increase in U.S. Treasury issuance across the yield curve(2), with a particularly heavy weighting in the bill sector. This increase in T-bill issuance has included the addition of a 4-week T-bill (most recently weekly issuance was limited to those with 13- and 26-week maturities). In our view, this new 4-week bill has enabled the U.S. Treasury to be less dependent on the use of cash management bills ("CMBs")(3) as a tool to aid in its short-term financing needs. U.S. Treasury bills, which have historically yielded less than comparable-maturity U.S. Treasury coupon securities, are now yielding relatively more because of this increase in supply. Given this consideration, the Fund was predominantly invested in U.S. Treasury bills during the period.

MARKET OUTLOOK

We believe the economic outlook is fairly positive. We expect economic growth will resume mid-year and fully expect the Fed to react with eventual rate hikes. With this view in mind, we anticipate maintaining a defensive maturity stance in the Fund.

Sincerely,




/s/ Heath B. McLendon                   /s/ Denise Guetta
---------------------                   ------------------
Heath B. McLendon                       Denise Guetta
President                               Director and
                                        Investment Officer

March 11, 2002

THE INFORMATION PROVIDED IN THIS LETTER REPRESENTS THE OPINION OF THE MANAGER AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS OR INVESTMENT ADVICE. FURTHER, THERE IS NO ASSURANCE THAT CERTAIN SECURITIES WILL REMAIN IN OR OUT OF THE FUND. PLEASE REFER TO PAGE 12 FOR A LIST AND PERCENTAGE BREAKDOWN OF THE FUND'S HOLDINGS. ALSO, PLEASE NOTE ANY DISCUSSION OF THE FUND'S HOLDINGS IS AS OF FEBRUARY 28, 2002 AND IS SUBJECT TO CHANGE.













-----------------
(1) The federal funds rate ("fed funds rate") is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans. The fed funds rate indicates the direction of U.S. interest rates.

(2) The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

(3)  Cash  management  bills  are  obligations  of  the  U.S.   government  with
     maturities that are set on an issue-by-issue basis. Most are issued with terms of less than 3 months.

FUND FACTS

FUND OBJECTIVE

To provide shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital.


INVESTMENT MANAGER                      DIVIDENDS
Citi Fund Management Inc.               Declared daily, paid monthly

COMMENCEMENT OF OPERATIONS              BENCHMARK*
October 2, 1992                         o Lipper    S&P   AAA   rated    Taxable
                                          Institutional   U.S.   Treasury  Money
                                          Market Funds Average


NET ASSETS AS OF 2/28/02                o iMoneyNet,   Inc.  100%  Institutional
$963.3 million                            U.S. Treasury Rated Money Market Funds
                                          Average



* The Lipper Funds Average and iMoneyNet, Inc. Funds Average reflect the performance (excluding sales charges) of mutual funds with similar objectives.

  Citi is a service mark of Citicorp.

FUND PERFORMANCE

TOTAL RETURNS

                                                                                          SINCE
                                                                                        OCTOBER 2,
ALL PERIODS ENDED FEBRUARY 28, 2002                       SIX        ONE       FIVE        1992
(Unaudited)                                            MONTHS**     YEAR      YEARS*    INCEPTION*
==================================================================================================
Citi Institutional U.S. Treasury Reserves                1.11%      3.19%      4.75%      4.55%

Lipper S&P AAA rated Taxable Institutional
  U.S. Treasury Money Market Funds Average               1.01%      3.03%      4.75%      4.56%+

iMoneyNet, Inc. 100% Institutional U.S. Treasury
  Rated Money Market Funds Average                       0.98%      2.91%      4.51%      4.45%+

 * Average Annual Total Return
** Not Annualized
+ From 9/30/92

7-DAY YIELDS
Annualized Current         1.52%
Effective                  1.53%

The ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during the seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized the income earned by the investment during the seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITI INSTITUTIONAL U.S. TREASURY RESERVES

STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 2002 (Unaudited)
================================================================================
ASSETS:

Investments in U.S. Treasury Reserves Portfolio, at value (Note 1)  $963,094,057
Receivable for shares of beneficial interest sold                        672,300
--------------------------------------------------------------------------------
  Total assets                                                       963,766,357
--------------------------------------------------------------------------------
LIABILITIES:

Dividends payable                                                        299,153
Management fees payable (Note 3)                                          72,478
Payable for shares of beneficial interest repurchased                     10,076
Accrued expenses and other liabilities                                   126,239
--------------------------------------------------------------------------------
  Total liabilities                                                      507,946
--------------------------------------------------------------------------------
NET ASSETS for 963,258,411 shares of beneficial interest
  outstanding                                                       $963,258,411
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                     $963,258,411
================================================================================
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE            $1.00
================================================================================

See notes to financial statements

CITI INSTITUTIONAL U.S. TREASURY RESERVES

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002 (Unaudited)
================================================================================
INVESTMENT INCOME (Note 1A):
Income from U.S. Treasury Reserves Portfolio      $10,096,390
Allocated expenses from U.S. Treasury Reserves
    Portfolio                                        (420,870)
--------------------------------------------------------------------------------
                                                                      $9,675,520
EXPENSES:

Administrative fees (Note 3)                          907,738
Distribution/Service fees (Note 4)                    419,414
Shareholder Servicing Agents' fees (Note 4A)          259,354
Management fees (Note 3)                              160,061
Legal fees                                             93,075
Transfer agent fees                                    38,948
Registration fees                                      22,383
Custody and fund accounting fees                       16,629
Shareholder reports                                    13,359
Blue sky fees                                           9,038
Audit fees                                              8,957
Trustees' fees                                          3,548
Miscellaneous                                           9,114
--------------------------------------------------------------------------------
  Total expenses                                    1,961,618

Less: aggregate amounts waived by
  Administrator, Distributor and
  Shareholder Servicing Agent (Notes 3,
  4 and 4A)                                       (1,325,627)
--------------------------------------------------------------------------------

  Net expenses                                                           635,991
--------------------------------------------------------------------------------

Net investment income                                                 $9,039,529
================================================================================

See notes to financial statements

CITI INSTITUTIONAL U.S. TREASURY RESERVES

STATEMENT OF CHANGES IN NET ASSETS

                                            SIX MONTHS ENDED
                                            FEBRUARY 28, 2002      YEAR ENDED
                                               (Unaudited)       AUGUST 31, 2001
===============================================================================
FROM INVESTMENT ACTIVITIES:
Net investment income, declared as
  dividends to shareholders (Note 2):       $    9,039,529      $    40,513,518
===============================================================================
TRANSACTIONS IN SHARES OF BENEFICIAL
  INTEREST AT NET ASSET VALUE OF $1.00
  PER SHARE (Note 5):
Proceeds from sale of shares                 2,356,767,400        2,955,422,479
Net asset value of shares issued to
  shareholders from reinvestment of
  dividends                                      7,152,543           31,828,250
Cost of shares repurchased                  (2,016,790,499)      (3,065,598,621)
-------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS          347,129,444          (78,347,892)
-------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                            616,128,967          694,476,859
-------------------------------------------------------------------------------
End of period                              $   963,258,411      $   616,128,967
===============================================================================


See notes to financial statements

CITI INSTITUTIONAL U.S. TREASURY RESERVES
FINANCIAL HIGHLIGHTS


                               SIX MONTHS
                                  ENDED
                               FEBRUARY 28,                      YEAR ENDED AUGUST 31,
                                   2002       ------------------------------------------------------------
                               (Unaudited)      2001         2000         1999         1998         1997
===========================================================================================================
Net Asset Value,
  beginning of period            $1.00000     $1.00000     $1.00000     $1.00000     $1.00000     $1.00000
Net investment income             0.01106      0.04977      0.05249      0.04395      0.05001      0.04994
Less dividends from net
  investment income              (0.01106)    (0.04977)    (0.05249)    (0.04395)    (0.05001)    (0.04994)
-----------------------------------------------------------------------------------------------------------
Net Asset Value,
  end of period                  $1.00000     $1.00000     $1.00000     $1.00000     $1.00000     $1.00000
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)                $963,258     $616,129     $694,477     $605,364     $264,136     $306,350
Ratio of expenses to
  average net assets+              0.25%*        0.25%        0.25%        0.25%        0.25%        0.25%
Ratio of net investment
  income to average
  net assets+                      2.16%*        5.01%        5.27%        4.40%        5.00%        5.01%
Total return                      1.11%**        5.09%        5.38%        4.48%        5.12%        5.11%

Note: If Agents of the Fund and agents of U.S. Treasury Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:
Net investment income
  per share                      $0.00914     $0.04251     $0.04753     $0.03806     $0.04431     $0.04416
Ratios:
Expenses to average
  net assets+                      0.69%*        0.80%        0.80%        0.84%        0.82%        0.83%
Net investment income
  to average net assets+           1.72%*        4.46%        4.72%        3.81%        4.43%        4.43%
===========================================================================================================

+ Includes  the Fund's share of U.S.  Treasury  Reserves  Portfolio's  allocated expenses.
*  Annualized
** Not Annualized

See notes to financial statements

CITI INSTITUTIONAL U.S. TREASURY RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES Citi Institutional U.S. Treasury Reserves (the "Fund") is a diversified separate series of CitiFunds Institutional Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in U.S. Treasury Reserves Portfolio (the "Portfolio"), an open-end, diversified management investment company for which Citi Fund Management Inc. (the "Manager") serves as Investment Manager. The value of such investment reflects the Fund's proportionate interest (55.0% at February 28, 2002) in the net assets of the Portfolio. Salomon Smith Barney Inc. is the Fund's Distributor.

  The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles and are as follows:

  A. INVESTMENT INCOME The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio.

  B. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.

  C. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Expenses directly attributable to a Fund are charged to that Fund.

  D. OTHER All the net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio at the time of such determination.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 2:00 p.m. Eastern Standard Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent) on or prior to the last business day of the month.

CITI INSTITUTIONAL U.S. TREASURY RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)


3. ADMINISTRATIVE/MANAGEMENT FEES Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, were computed at the annual rate of 0.35% of the Fund's average daily net assets. The administrative fees amounted to $907,738, of which $646,859 was voluntarily waived for the period from September 1, 2001 through December 31, 2001. On December 31, 2001, the Fund terminated its administrative services agreement and implemented a management agreement. The management fees paid to the Manager amounted to $160,061 for the period January 1, 2002 to February 28, 2002. The new management fees are computed at an annual rate of 0.10% of the Fund's average daily net assets. The fund pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Manager or its affiliates.

4. DISTRIBUTION/SERVICE FEES Effective January 1, 2002 the Fund adopted a new Distribution Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the old plan the Fund paid monthly fees at a rate not to exceed 0.10% of average daily net assets. The distribution fees amounted to $259,354, all of which was voluntarily waived for the period from September 1, 2001 through December 31, 2001. Under the new Service Plan, the Fund pays monthly fees at an anual rate not to exceed 0.10% of the average daily net assets. The Service fees paid amounted to $160,060, all of which was voluntarily waived for the period January 1, 2002 to February 28, 2002. These fees may be used to make payments to the distributor and to Service Agents or others as compensation for the sale of Fund shares or for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

  A. SHAREHOLDER SERVICING AGENT FEES The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which the Shareholder Servicing Agent acted as an agent for its customers and provided other related services. For their services, each Shareholder Servicing Agent receive fees from the Fund, which may have been paid periodically, but did not exceed, on an annualized basis, an amount equal to 0.10% of the average daily net assets of the Fund represented by shares owned during the period for which payment was being made by investors for whom such Shareholder Servicing Agent maintained a servicing relationship. The Shareholder Servicing Agent fees amounted to $259,354, all of which were contractually waived for the six months ended February 28, 2002. The Shareholder Servicing Agent Agreement was terminated on December 31, 2001.

CITI INSTITUTIONAL U.S. TREASURY RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)


5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest ($0.00001 par value).

6. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio aggregated $1,995,710,571 and $1,658,646,838, respectively, for the six months ended February 28, 2002.

U.S. TREASURY RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                       February 28, 2002
(Unaudited)


                        PRINCIPAL
                         AMOUNT
ISSUER               (000'S OMITTED)        VALUE
-----------------------------------------------------
U.S. TREASURY BILLS -- 100.0%
-----------------------------------------------------
United States Treasury Bill,
  due 3/07/02            $179,861        $179,811,254
  due 3/14/02             171,174         171,069,583
  due 3/21/02             328,412         328,111,074
  due 4/04/02             224,430         224,018,081
  due 5/09/02             115,102         114,728,062
  due 5/16/02             177,546         176,896,507
  due 5/23/02             225,000         224,072,014
  due 6/13/02             121,241         120,633,731
  due 6/27/02              78,000          77,537,932
  due 8/22/02              50,000          49,558,958
  due 8/29/02              85,000          84,206,688
                                        -------------
                                        1,750,643,884
                                        -------------

TOTAL INVESTMENTS,
  AT AMORTIZED COST        100.0%       1,750,643,884

OTHER ASSETS,
  LESS LIABILITIES           0.0             (187,000)
                         --------       -------------
NET ASSETS                 100.0%       1,750,643,884
                         ========       =============
See notes to financial statements

U.S. TREASURY RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 2002 (Unaudited)
================================================================================
ASSETS:
Investments, at amortized cost (Note 1A)                          $1,750,643,884
--------------------------------------------------------------------------------
LIABILITIES:
Payable to custodian                                                      23,185
Management fees payable (Note 2)                                          17,907
Accrued expenses and other liabilities                                   145,908
--------------------------------------------------------------------------------
  Total liabilities                                                      187,000
--------------------------------------------------------------------------------
NET ASSETS                                                        $1,750,456,884
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                          $1,750,456,884
================================================================================



U.S. TREASURY RESERVES PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002 (Unaudited)
================================================================================
INVESTMENT INCOME (Note 1B)                                          $20,612,281

EXPENSES:
Investment Advisory fees (Note 2)                       $ 816,651
Management fees (Note 2)                                  452,188
Custody and fund accounting fees                          281,122
Administrative fees (Note 2)                              272,217
Legal fees                                                 17,001
Audit fees                                                 10,200
Trustees' fees                                              6,863
Miscellaneous                                              40,666
--------------------------------------------------------------------------------
  Total expenses                                        1,896,908
Less: aggregate amounts waived by
  Investment Adviser, Manager and
  Administrator (Note 2)                               (1,051,157)
Less: fees paid indirectly (Note 1D)                           (5)
--------------------------------------------------------------------------------
  Net expenses                                                           845,746
--------------------------------------------------------------------------------
Net investment income                                                $19,766,535
================================================================================
See notes to financial statements

U.S. TREASURY RESERVES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                             SIX MONTHS ENDED
                                             FEBRUARY 28, 2002      YEAR ENDED
                                                (Unaudited)      AUGUST 31, 2001
================================================================================
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income                          $ 19,766,535       $  77,442,205
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                   3,645,383,552       5,642,383,142
Value of withdrawals                         (3,301,864,138)     (5,657,342,700)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from capital transactions                     343,519,414         (14,959,558)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                      363,285,949          62,482,647
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                           1,387,170,935       1,324,688,288
--------------------------------------------------------------------------------
End of period                                $1,750,456,884     $ 1,387,170,935
================================================================================



U.S. TREASURY RESERVES PORTFOLIO

FINANCIAL HIGHLIGHTS

                               SIX MONTHS
                                  ENDED
                               FEBRUARY 28,                      YEAR ENDED AUGUST 31,
                                   2002       ----------------------------------------------------------
                               (Unaudited)      2001         2000         1999         1998         1997
========================================================================================================
RATIOS/SUPPLEMENTAL DATA:

Net Assets, end of period
  (000's omitted)             $1,750,457   $1,387,171   $1,324,688   $1,188,627     $911,845     $907,910
Ratio of expenses to
  average net assets                0.10%*       0.10%        0.10%        0.10%        0.10%        0.10%


Ratio of net investment
  income to average net
  assets                            2.34%*       5.13%        5.41%        4.55%        5.14%        5.15%

Note:  If the agents of the Portfolio  had not  voluntarily  waived a portion of their fees for the periods indicated and the expenses were not reduced for fees paid indirectly, the ratios would have been as follows:

RATIOS:
Expenses to average net assets      0.23%*       0.23%        0.23%        0.23%        0.23%        0.24%
Net investment income to
  average net assets                2.21%*       5.00%        5.28%        4.42%        5.01%        5.01%
=========================================================================================================

*  Annualized

See notes to financial statements

U.S. TREASURY RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES U.S. Treasury Reserves Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Citi Fund Management Inc. (the "Manager") acts as the Investment Adviser and Adminstrator.

  The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  The significant accounting policies consistently followed by the Portfolio are as follows:

  A. VALUATION OF INVESTMENTS Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

  B. INVESTMENT INCOME AND EXPENSES Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily.

  C. FEDERAL INCOME TAXES The Portfolio's policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

  D. FEES PAID INDIRECTLY The Portfolio's custodian calculates its fees based on the Portfolio's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

  E. OTHER Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. INVESTMENT ADVISORY/ADMINISTRATIVE/MANAGEMENT FEES The investment advisory fees paid to the Manager, as compensation for overall investment management services, amounted to $816,651, of which $420,948 was voluntarily waived for the period from September 1, 2001 through December 31, 2001. The investment advisory fee is computed at an annual rate of 0.15% of the Portfolio's average daily net assets.

  Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, were computed at the annual rate of 0.05% of the Fund's average daily net assets. The administrative fees amounted to $272,217, all of which

U.S. TREASURY RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

was voluntarily waived for the period from September 1, 2001 through December 31, 2001. On December 31, 2001, the Fund terminated its administrative services and investment advisory agreements and implemented a management agreement. The management fees paid to the Manager amounted to $452,188, of which $357,992 was voluntarily waived for the period January 1, 2002 to February 28, 2002. The new management fees are computed at an annual rate of 0.15% of the Fund's average daily net assets. The fund pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Manager or its affiliates.

3. INVESTMENT TRANSACTIONS Purchases, maturities and sales of U.S. Treasury obligations, aggregated $7,598,161,547 and $7,234,870,429, respectively, for the six months ended February 28, 2002.

4. LINE OF CREDIT The Portfolio, along with other funds in the fund family, entered into an agreement with a bank which allows the funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended February 28, 2002, the commitment fee allocated to the Portfolio was $1,296. Since the line of credit was established, there have been no borrowings.

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., Chairman
Heath B. McLendon,* President
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
R. Jay Gerken*
Riley C. Gilley
Stephen Randolph Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit
Walter E. Robb, III
E. Kirby Warren

SECRETARY
Robert I. Frenkel*

TREASURER
Lewis E. Daidone*

  * AFFILIATED PERSON OF THE MANAGER

INVESTMENT MANAGER
Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902

DISTRIBUTOR
Salomon Smith Barney Inc.

TRANSFER AGENT
Travelers Bank & Trust, fsb
125 Broad Street, 11th Floor
New York, NY 10004

SUB-TRANSFER AGENT
PFPC
4400 Computer Drive
West Boro, MA 01581

SUB-TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street
Boston, MA 02110

================================================================================

This report is prepared for the information of shareholders of Citi Institutional U.S. Treasury Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi Institutional U.S. Treasury Reserves.

(C)2002 Citicorp     [Recycle Logo] Printed on recycled paper     CFS/INS.US/202

--------------------------------------------------------------------------------
CITIFUNDS(R)
--------------------------------------------------------------------------------

CITIFUNDS(SM)
INSTITUTIONAL
TAX FREE
RESERVES

SEMI-ANNUAL REPORT
FEBRUARY 28, 2002



--------------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS


Letter to Our Shareholders                                                     1
--------------------------------------------------------------------------------
Portfolio Environment and Outlook                                              1
--------------------------------------------------------------------------------
Fund Facts                                                                     4
--------------------------------------------------------------------------------
Fund Performance                                                               5
--------------------------------------------------------------------------------


CITI INSTITUTIONAL TAX FREE RESERVES

Statement of Assets and Liabilities                                            6
--------------------------------------------------------------------------------
Statement of Operations                                                        6
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                             7
--------------------------------------------------------------------------------
Financial Highlights                                                           8
--------------------------------------------------------------------------------
Notes to Financial Statements                                                  9
--------------------------------------------------------------------------------


TAX FREE RESERVES PORTFOLIO

Portfolio of Investments                                                      12
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                           17
--------------------------------------------------------------------------------
Statement of Operations                                                       17
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                            18
--------------------------------------------------------------------------------
Financial Highlights                                                          18
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 19
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS

----------------------------


          [PHOTOS]


----------------------------

HEATH B.          CHARLES K.
MCLENDON          BARDES
PRESIDENT         DIRECTOR AND
                  INVESTMENT OFFICER


Dear Shareholder:

We are pleased to provide the semi-annual report for Citi(SM) Institutional Tax Free Reserves (the "Fund") for the six months ended February 28, 2002. In this report, we summarize what we believe to be the period's prevailing economic and market conditions and outline our investment strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow. We hope you find this report useful and informative.

INVESTMENT STRATEGY

The Fund's goals are to provide its shareholders with high levels of current income exempt from federal income taxes, preservation of capital and liquidity. Of course, there is no assurance that the Fund will achieve its goals.

The Fund invests primarily in high quality municipal obligations and in participation interests in these obligations issued by banks, insurance companies and other financial institutions. Municipal obligations are debt securities issued by states, cities and towns and other public entities or qualifying issuers. The interest paid on these debt securities is generally lower than the interest paid on taxable securities.

Under normal market conditions, the Fund invests at least 80% of its assets in municipal obligations and interests in municipal obligation that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. Subject to this 80% policy, the Fund may invest in high quality securities that pay interest that is subject to federal income tax or federal alternative minimum tax.

The Fund may invest more than 25% of its assets in  participation  interests  in
municipal   obligations   that  are  issued  by  banks  and/or  backed  by  bank
obligations.

Please note that the Fund invests in securities through an underlying mutual fund.

MUNICIPAL BOND MARKET REVIEW

The month of September began uneventful enough as money funds continued to see cash come in from investors in light of the lack of meaningful supply of short-term product. On September 11, the world was shocked by the terrorist attacks against the United States that resulted in the destruction of the World Trade Center and devastating damage to the Pentagon. The fixed income markets closed for the first time since 1929. The bond market subsequently reopened September 13, amid much uncertainty and anxiety. On September 17, in an effort to quell fears and to provide liquidity, the Federal Reserve Board (the "Fed") lowered the federal funds rate ("fed funds rate")(1) by 50 basis points(2) to 3%. The reaction to the rate cut by the short-term tax-exempt market was somewhat paradoxical. Dealer remarketing agents were resetting rates on Variable Rate Demand Notes ("VRDNs")(3) higher to attract buyers, as corporations holding VRDNs were selling to raise funds for quarterly tax payments. Simultaneously, the market for tax-exempt notes was stronger due to lack of supply from new issue sales being postponed because of the attack.

October began as one of the largest tax-exempt note deals for 2001 came to market. A negotiated $1 billion New York City Transitional Finance Authority Recovery Note issued solely for the purpose of assisting the City in reconstruction from the terrorist attack, was well-received by investors. On October 2nd, the Fed enacted its ninth rate cut for the year, lowering the target rate to 2.50%. The minutes of the Fed meeting cited, "that the attacks of September 11th might well have induced a mild downturn in economic activity after several months of little movement in the level of economic activity." Most short-term tax-exempt securities' yields fell in response to the rate cut, but still remained attractive versus comparable taxable alternatives such as commercial paper and repurchase agreements.

In November and December, short-term tax-exempt money markets continued to experience similar trends as investors looked to park money for the balance of 2001 amidst modest money market supply. The Fed responded to continued sluggishness in the economy by reducing rates on November 6 and December 11, to 2% and 1.75% respectively. As the year drew to a close, many market observers believed the Fed's task might be nearing a conclusion as economic releases showed glimpses of a rebound from recession.

As the New Year commenced, short-term rates fell due to technical factors arising from the "January effect." The January effect describes a temporary increase in the demand for money market instruments caused by an influx of cash from maturing bonds and coupon interest chasing a dearth of supply. The expected January effect coupled with the presence of already low nominal yields hung like a dark cloud over money market funds. Many money market fund managers feared that paltry yields, net of operating expenses, would drive away investors. Unexpectedly, the January effect dissipated quickly. Money fund managers, relieved by the return to better market conditions in which to invest began to formulate strategies against a backdrop of some muted form of economic recovery. VRDN's yields generally remained attractive relative to tax-exempt money funds in January.

February was a quieter month in terms of subscription activity, yet rates on VRDN's remained in a tight range as many investors remained invested in cash equivalents. Investors continued to rivet their attention on economic forecasts, waiting to see if the

----------
(1) The federal funds rate ("fed funds rate") is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans. The fed funds rate indicates the direction of U.S. interest rates.
(2) A basis point is one one-hundredth (1/100 or 0.01) of one percent.
(3) Variable Rate Demand Notes are floating rate notes whose yields are pegged to short-term interest rates and may be sold back at par to the dealer/remarketing agent.

numbers released would point towards a recovery. In the latter portion of the month, Fed chairman Alan Greenspan delivered his bi-annual report to Congress on the state of the U.S. economy and Fed interest rate policy. His comments concluded that in spite of a recovery being certain, the increase in economic growth was moderate.

OUTLOOK

State governments are facing a combined budget gap of $30 billion, which is about 75% of anticipated year-end balances. Though the recession of 2001 was less severe than that of the early 90's, the improvements in fiscal management, particularly the higher level of reserves, have so far prevented widespread rating downgrades. Because State governments rely heavily on sales and income taxes to finance operations, we believe budget adjustments will be necessary in the coming year. However, if the nation emerges from recession mid-year, we would expect ratings to stabilize late in 2002.

Looking forward, we anticipate municipalities to take advantage of the relatively low interest rate environment to issue new debt for capital projects and to refinance higher interest rate debt. We believe the steepness of the yield curve(4) may entice bond arbitragers to buy bonds and issue synthetic floating rate notes, adding supply to the VRDN market. In the weeks and months ahead, our strategy for the Fund will be to continue to invest its assets in securities that are among the highest quality available to money market funds.

Sincerely,



/s/ Heath B. McLendon               /s/ Charles K. Bardes

Heath B. McLendon                   Charles K. Bardes
President                           Director and
                                    Investment Officer


MARCH 15, 2002

THE INFORMATION PROVIDED IN THIS LETTER REPRESENTS THE OPINION OF THE MANAGER AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS NOR INVESTMENT ADVICE. PLEASE REFER TO PAGES 12 THROUGH 17 FOR A LIST AND PERCENTAGE BREAKDOWN OF THE FUND'S HOLDINGS. THERE IS NO ASSURANCE THAT CERTAIN SECURITIES WILL REMAIN IN OR OUT OF THE FUND.

----------
(4) The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

FUND FACTS


FUND OBJECTIVE
Provide its shareholders high levels of current income which is exempt from federal income taxes*, preservation of capital and liquidity.

INVESTMENT MANAGER                       DIVIDENDS
Citi Fund Management Inc.                Declared daily, paid monthly

COMMENCEMENT OF OPERATIONS               CAPITAL GAINS
May 21, 1997                             Distributed annually, if any

NET ASSETS AS OF 2/28/02                 BENCHMARK**
$694.8 million                           o Lipper Institutional Tax Exempt
Money Market Funds Average
                                         o iMoneyNet, Inc.
                                           Institutional Tax Free
                                           Money Market Funds Average

 * A portion of the income may be subject to the Federal Alternative Minimum Tax
   (AMT). Consult your personal tax adviser.

** The Lipper  Funds  Average and  iMoneyNet,  Inc.  Funds  Average  reflect the
   performance   (excluding   sales   charges)  of  mutual  funds  with  similar
   objectives.

   Citi is a service mark of Citicorp.

FUND PERFORMANCE

TOTAL RETURNS

                                                                        SINCE
ALL PERIODS ENDED FEBRUARY 28, 2002               SIX        ONE    MAY 21, 1997
(Unaudited)                                      MONTHS**   YEAR      INCEPTION*
--------------------------------------------------------------------------------
Citi Institutional Tax Free Reserves             0.91%      2.44%       3.28%
Lipper Institutional Tax Exempt Money Market
  Funds Average                                  0.85%      2.15%       3.05%+
iMoneyNet, Inc. Institutional Tax Free
  Money Market Funds Average                     0.80%      2.11%       3.10%+

 * Average Annual Total Return
** Not Annualized
 + From 5/31/97

7-DAY YIELDS
Annualized Current  1.42%
Effective           1.43%

The ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

COMPARISON OF 7-DAY YIELDS FOR CITI INSTITUTIONAL TAX FREE RESERVES VS. IMONEYNET, INC. INSTITUTIONAL TAX FREE MONEY MARKET FUNDS AVERAGE

As illustrated, Citi Institutional Tax Free Reserves provided an annualized seven-day yield comparable to that of the iMoneyNet, Inc. Institutional Tax Free Money Market Funds Average, as published in iMoneyNet, Inc. Money Fund Report(TM), for the one year period.

[The following table represents a line chart in the printed piece.]

                                         iMoneyNet, Inc.
                                         Institutional Tax Free
                Citi Institutional       Money Market
                Tax Free Reserves        Funds Average

3/6/01                  3.25                 2.98
                        2.81                 2.51
                        3.23                 2.98
                        3.41                 3.16
                        3.46                 3.19
                        3.24                  2.9
4/17/01                 3.47                 3.28
                        3.84                 3.74
                        3.81                 3.74
                        3.64                 3.45
                        3.34                 3.13
                        3.06                 2.77
5/29/01                 3.06                 2.77
                        2.93                 2.71
                        2.68                 2.27
                        2.92                 2.64
                        2.94                 2.71
                        2.81                 2.56
                        2.45                  2.1
7/17/01                 2.53                 2.16
                        2.64                 2.35
                        2.69                 2.39
                        2.52                 2.17
                        2.44                 2.04
                        2.48                 2.07
8/28/01                 2.42                 1.98
                        2.39                 1.93
                        2.37                 1.93
                        2.37                 1.97
                        2.33                 1.91
                        2.37                 2.01
10/9/01                 2.24                 1.94
                        2.15                  1.8
                        2.08                 1.74
                        2.15                 1.81
                        2.01                  1.7
                        1.89                 1.55
11/20/01                1.88                 1.49
                        1.78                 1.45
                         1.7                 1.35
                        1.51                 1.09
                        1.53                  1.1
                        1.75                 1.33
                         1.8                 1.41
1/8/02                  1.49                 1.11
                        1.45                 1.09
                        1.42                  1.1
                        1.43                  1.1
                        1.53                 1.15
                        1.46                 1.08
                        1.45                 1.06
2/26/02                 1.42                 1.04


Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITI INSTITUTIONAL TAX FREE RESERVES
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 2002 (Unaudited)
================================================================================
ASSETS:
Investment in Tax Free Reserves Portfolio, at value (Note 1)        $695,241,055
Receivable for shares of beneficial interest sold                        450,000
--------------------------------------------------------------------------------
  Total assets                                                       695,691,055
--------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                        795,403
Management fees payable (Note 3)                                          30,873
Accrued expenses and other liabilities                                    86,281
--------------------------------------------------------------------------------
  Total liabilities                                                      912,557
--------------------------------------------------------------------------------
NET ASSETS for 694,775,279 shares of beneficial
  interest outstanding                                              $694,778,498
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                     $694,775,279
Accumulated net realized gain                                              3,219
--------------------------------------------------------------------------------
Total                                                               $694,778,498
================================================================================
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE            $1.00
================================================================================


CITI INSTITUTIONAL TAX FREE RESERVES
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002 (Unaudited)
================================================================================
INVESTMENT INCOME (Note 1A):
Income from Tax Free Reserves Portfolio                $4,574,940
Allocated expenses from Tax Free Reserves Portfolio      (350,626)
--------------------------------------------------------------------------------
                                                                      $4,224,314
EXPENSES:
Administrative fees (Note 3)                              434,362
Distribution fees (Note 4)                                233,048
Shareholder Servicing Agents' fees (Note 4A)              124,103
Management fees (Note 3)                                  108,945
Legal fees                                                 36,011
Transfer agent fees                                        35,711
Registration fees                                          31,009
Shareholder reports                                        29,787
Blue sky fees                                              12,326
Custody and fund accounting fees                           11,142
Audit fees                                                  8,932
Trustees' fees                                                963
Miscellaneous                                              10,308
--------------------------------------------------------------------------------
Total expenses                                          1,076,647
Less: aggregate amounts waived by Administrator,
  Manager, Distributor and Shareholder
  Servicing Agent (Notes 3, 4 and 4A)                    (846,074)
--------------------------------------------------------------------------------
Net expenses                                                             230,573
Net investment income                                                  3,993,741
NET REALIZED GAIN ON INVESTMENTS FROM TAX FREE RESERVES PORTFOLIO          7,467
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $4,001,208
================================================================================

See notes to financial statements

CITI INSTITUTIONAL TAX FREE RESERVES
STATEMENT OF CHANGES IN NET ASSETS

                                             SIX MONTHS ENDED
                                         FEBRUARY 28, 2002 YEAR       ENDED
                                                (Unaudited)      AUGUST 31, 2001
================================================================================
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income                           $3,993,741           $7,322,820
Net realized gain (loss) on investments              7,467               (4,248)
--------------------------------------------------------------------------------
Net increase in net assets from operations       4,001,208            7,318,572
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                           (3,993,741)          (7,322,820)
Net realized gain                                       --               (2,920)
--------------------------------------------------------------------------------
Decrease in net assets from distributions
  to shareholders                               (3,993,741)          (7,325,740)
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL
  INTEREST AT NET ASSET VALUE OF
  $1.00 PER SHARE (Note 5):
Proceeds from sale of shares                 1,323,770,438        1,219,834,305
Net asset value of shares
  issued to shareholders
  from reinvestment of dividends                 1,966,509            2,088,937
Cost of shares repurchased                    (863,732,874)      (1,165,125,289)
--------------------------------------------------------------------------------
Net increase in net assets from transactions
  in shares of beneficial interest             462,004,073           56,797,953
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                     462,011,540           56,790,785
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                            232,766,958          175,976,173
--------------------------------------------------------------------------------
End of period                                 $694,778,498         $232,766,958
================================================================================

See notes to financial statements

CITI INSTITUTIONAL TAX FREE RESERVES
FINANCIAL HIGHLIGHTS

                                                                                              MAY 21, 1997
                                                                                               (COMMENCE-
                                                                                                 MENT OF
                                                                                               OPERATIONS)
                          SIX MONTHS ENDED                 YEAR ENDED AUGUST 31,               TO AUGUST 31,
                          FEBRUARY 28, 2002  ------------------------------------------------------------
                             (Unaudited)       2001         2000         1999         1998          1997
=========================================================================================================
Net Asset Value,
  beginning of period         $1.00000      $1.00000     $1.00000     $1.00000     $1.00000      $1.00000
Net investment income          0.00904       0.03407      0.03182      0.03026      0.03440       0.00984
Less dividends from
  net investment income       (0.00904)     (0.03407)    (0.03182)    (0.03026)    (0.03440)     (0.00984)
---------------------------------------------------------------------------------------------------------
Net Asset Value,
  end of period               $1.00000      $1.00000     $1.00000     $1.00000     $1.00000      $1.00000
=========================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)             $694,778      $232,767     $175,976     $165,726     $207,311       $60,048
Ratio of expenses to
  average net assets+            0.25%*        0.25%        0.25%        0.25%        0.25%         0.25%*
Ratio of net investment
  income to average
  net assets+                    1.71%*        3.36%        3.71%        3.02%        3.43%         3.47%*
Total return                     0.91%**       3.46%        3.74%        3.07%        3.49%         0.99%**

Note: If agents of the Fund and agents of Tax Free Reserves Portfolio had not waived all or a portion of their fees and the Administrator had not voluntarily assumed expenses during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income
  per share                  $0.00742      $0.02760     $0.02737     $0.02395     $0.02718      $0.00729
RATIOS:
Expenses to average
  net assets+                    0.72%*        0.94%        0.91%        0.88%        0.97%         1.15%*
Net investment income to
  average net assets+            1.24%*        2.67%        3.05%        2.39%        2.71%         2.57%*
=========================================================================================================

 + Includes the Fund's share of Tax Free Reserves Portfolio's allocated expenses
 * Annualized
** Not Annualized

CITI INSTITUTIONAL TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES Citi Institutional Tax Free Reserves (the "Fund") is a separate non-diversified series of CitiFunds Institutional Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in Tax Free Reserves Portfolio (the "Portfolio"), a management investment company for which Citi Fund Management Inc. (the "Manager") serves as Investment Manager. The value of such investment reflects the Fund's proportionate interest (approximately 53.4% at February 28, 2002) in the net assets of the Portfolio. Salomon Smith Barney Inc. is the Fund's Distributor.

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles and are as follows:

   A. INVESTMENT INCOME The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio.

   B. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary. Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

   C. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each fund, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 12:00 noon Eastern Standard Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent) on or prior to the last business day of the month.

CITI INSTITUTIONAL TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

3. ADMINISTRATIVE/MANAGEMENT FEES Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, were computed at the annual rate of 0.25% of the Fund's average daily net assets. The administrative fees amounted to $434,362, all of which was voluntarily waived for the period from September 1, 2001 through December 31, 2001. On December 31, 2001, the Fund terminated its administrative services agreement and implemented a management agreement. The management fees paid to the Manager amounted to $108,945, of which $54,561 was voluntarily waived for the period January 1, 2002 to February 28, 2002. The new management fees are computed at an annual rate of 0.10% of the Fund's average daily net assets. The fund pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Manager or its affiliates.

4. DISTRIBUTION/SERVICE FEES Effective January 1, 2002 the Fund adopted a new Distribution Service Plan pursuant to rule 12b-1 under the Investment Company Act of 1940. Under the old plan the Fund paid monthly fees at a rate not to exceed 0.10% of average daily net assets. The distribution fees amounted to $124,103, all of which was voluntarily waived for the period from September 1, 2001 through December 31, 2001. Under the new Service Plan, the Fund pays monthly fees at an annual rate not to exceed 0.10% of the average daily net assets. The Service fees paid amounted to $108,945 all of which was voluntarily waived for the period January 1, 2002 to February 28, 2002. These fees may be used to make payments to the distributor and to Service Agents or others as compensation for the sale of Fund shares or for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

   A. SHAREHOLDER SERVICING AGENT FEES The Trust, on behalf of the Fund, had entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acted as an agent for its customers and provided other related services. For their services, each Shareholder Servicing Agent receive a fee from the Fund, which may have been paid periodically, but did not exceed, on an annualized basis, an amount equal to 0.10% of the average daily net assets of the Fund represented by shares owned during the period for which payment was being made by investors for whom such Shareholder Servicing Agent maintained a servicing relationship. The Shareholder Servicing Agent fees amounted to $124,103, all of which was contractually waived for the period from September 1, 2001 through December 31, 2001. The Shareholder Servicing Agreement was terminated on December 31, 2001.

CITI INSTITUTIONAL TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

6. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio aggregated $949,565,361 and $491,836,321, respectively, for the six months ended February 28, 2002.

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                      February 28, 2002
(Unaudited)

                                                     PRINCIPAL
                                                      AMOUNT
ISSUER                                            (000'S OMITTED)      VALUE
--------------------------------------------------------------------------------
GENERAL OBLIGATION BONDS
AND NOTES -- 7.7%
--------------------------------------------------------------------------------
Georgia State,
  6.00% due 7/01/02                                   $ 7,810        $ 7,891,725
Iowa State School, Cash
  Anticipation Program
  2.25% due 1/30/03                                     5,000          5,034,739
Iowa State School, Cash
  Anticipation Program,
  3.75% due 6/21/02                                    12,000         12,039,434
Clark County, Nevada,
  3.00% due 10/02/02                                    5,250          5,299,059
Jefferson County,
  Colorado,
  School District,
  3.50% due 6/28/02                                    25,000         25,081,787
Medina, Ohio, City
  School District,
  6.20% due 12/01/02                                    2,100          2,214,694
New Brunswick,
  New Jersey,
  2.40% due 8/21/02                                    13,300         13,331,100
South Carolina Public
  Service Authority,
  3.50% due 7/01/02                                     5,505          5,523,082
South Carolina Public
  Service Authority,
  6.50% due 7/01/02                                     5,045          5,226,979
South Carolina State,
  3.00% due 1/01/03                                     7,625          7,722,844
Trenton, New Jersey,
  2.60% due 10/18/02                                   11,619         11,651,238
                                                                    ------------
                                                                     101,016,681
                                                                    ------------
ANNUAL AND SEMI-ANNUAL TENDER REVENUE
BONDS AND NOTES (PUTS) -- 10.2%
--------------------------------------------------------------------------------
California Housing Finance,
  AMT, Agency Revenue,
  2.67% due 8/01/02                                     4,515          4,515,000
Colorado Health Facilities
  Authority Revenue,
  4.00% due 9/01/02                                     5,895          5,945,120
East Brunswick, New Jersey,
  2.75% due 1/03/03                                    20,929         21,115,969
Essex County, New Jersey,
  Utilities Authority,
  5.15% due 11/27/02                                    6,864          7,008,519
Florida State, Board of
  Education Lottery
  Revenue,
  4.50% due 7/01/02                                     4,400          4,445,923
Florida State Department

                                                     PRINCIPAL
                                                      AMOUNT
ISSUER                                            (000'S OMITTED)      VALUE
--------------------------------------------------------------------------------
  Environment Protection,
  FGIC,
  5.25% due 7/01/02                               $     5,575        $ 5,626,289
Indiana Board,
  2.25% due 1/22/03                                    20,000         20,105,930
Indianapolis, Indiana,
  Local Public Improvement
  Board,
  2.40% due 7/09/02                                     6,000          6,017,346
Louisiana State, Deep Water
  Port Revenue,
  5.50% due 6/01/02                                    12,000         12,085,089
Michigan Municipal
  Bond Authority,
  4.00% due 4/11/02                                    22,600         22,624,485
Puerto Rico Commonwealth,
  3.00% due 7/30/02                                     3,000          3,010,644
Purdue University, Indiana,
  University Revenue,
  3.00% due 7/01/02                                    10,065         10,121,134
Watchung, New Jersey
  3.00% due 8/15/02                                    10,000         10,049,732
                                                                    ------------
                                                                     132,671,180
                                                                    ------------

BOND, REVENUE, TAX AND TAX AND
REVENUE ANTICIPATION NOTES -- 18.2%
--------------------------------------------------------------------------------
Clark County, Washington
  Public Utility District,
  BANs,
  4.00% due 3/26/02                                    10,000         10,005,103
Howard County, Maryland,
  BANs
  4.00% due 4/15/02                                    12,500         12,514,310
Jersey City, New Jersey,
  BANs,
  2.50% due 1/10/03                                     9,360          9,407,547
Knoxville, Tennessee,
  BANs
  3.50% due 6/01/02                                    20,000         20,053,011
Maine State, BANs,
  2.25% due 6/26/02                                     2,400          2,404,576
Maplewood Township,
  New Jersey, BANs,
  2.75% due 1/22/03                                     2,800          2,827,149
Mercer County, New Jersey,
  BANs,
  2.65% due 11/20/02                                   30,000         30,170,367
Newark, New Jersey,
  BANs,
  3.40% due 10/01/02                                    6,650          6,689,995
Newark, New Jersey,
  BANs,
  3.50% due 11/01/02                                    8,252          8,311,137

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                      February 28, 2002
(Unaudited)

                                                     PRINCIPAL
                                                      AMOUNT
ISSUER                                            (000'S OMITTED)      VALUE
--------------------------------------------------------------------------------
BOND, REVENUE, TAX AND TAX AND
REVENUE ANTICIPATION NOTES -- (CONT'D)
--------------------------------------------------------------------------------
Passaic County, New Jersey,
  BANs
  3.40% due 6/14/02                               $    20,144        $20,180,623
Saddle Brook Township,
  New Jersey,
  BANs,
  2.60% due 2/07/03                                     6,306          6,366,850
Salem, Massachusetts,
  BANs,
  2.25% due 1/16/03                                    30,000         30,155,725
Summit County, Ohio,
  BANs
  3.50% due 5/30/02                                     4,200          4,205,530
Texas State, TRANs,
  3.75% due 8/29/02                                    41,250         41,580,517
Trenton, New Jersey,
  BANs,
  2.70% due 10/18/02                                   19,460         19,522,783
West Jordan, Utah,
  TRANs,
  2.85% due 6/28/02                                     6,500          6,508,228
Winslow Township,
  New Jersey,
  BANs,
  2.33% due 1/31/03                                     5,967          6,001,597
                                                                    ------------
                                                                     236,905,048
                                                                    ------------

VARIABLE RATE DEMAND NOTES* -- 63.3%
--------------------------------------------------------------------------------
ABN-Amro Leasetops
  Certificates Trust,
  due 10/01/05                                          2,573          2,573,494
ABN-Amro Munitops
  Certificates Trust,
  due 3/07/07                                           4,000          4,000,000
ABN-Amro Munitops
  Certificates Trust,
  AMT,
  due 4/05/06                                          10,000         10,000,000
ABN-Amro Munitops
  Certificates Trust, AMT,
  due 7/05/06                                           9,000          9,000,000
ABN-Amro Munitops
  Certificates Trust, AMT,
  due 5/07/08                                          15,000         15,000,000
Adams County, Colorado,
  Industrial Development
  Revenue,
  due 12/01/15                                          2,000          2,000,000

                                                     PRINCIPAL
                                                      AMOUNT
ISSUER                                            (000'S OMITTED)      VALUE
--------------------------------------------------------------------------------
Alaska State Housing
  Finance Corp., AMT,
  due 6/01/07                                      $    23,630       $23,630,000
Ascension, Louisiana,
  Revenue, AMT,
  due 12/01/27                                           2,000         2,000,000
Berea, Kentucky, Education
  Facilities Revenue,
  due 6/01/31                                            4,450         4,450,000
Brooks County, Georgia,
  Development Authority
  Revenue,
  due 3/01/18                                            2,000         2,000,000
California Housing Finance
  Agency Revenue,
  due 8/01/31                                           14,200        14,200,000
California Student Loan,
  AMT,
  due 12/01/25                                           5,000         5,000,000
Carrollton, Georgia, Payroll
  Development Authority,
  due 3/01/15                                            1,450         1,450,000
Carthage, Missouri,
  Industrial Development
  Authority Revenue,
  due 4/01/07                                            2,000         2,000,000
Carthage, Missouri, Industrial
  Development Authority
  Revenue, AMT,
  due 9/01/30                                            2,000         2,000,000
Chesterfield County, Virginia,
  Industrial Development,
  due 2/01/03                                            1,400         1,400,000
Chicago, Illinois,
  due 1/01/23                                           27,146        27,146,000
Chicago, Illinois, Gas Supply
  Revenue,
  due 3/01/30                                            5,000         5,000,000
Chicago, Illinois, Midway
  Airport Revenue, AMT,
  due 1/01/29                                            8,800         8,800,000
Chicago, Illinois, O'Hare
  International Airport
  Revenue,
  due 7/01/10                                           17,150        17,150,000
Clark County, Nevada,
  Airport Revenue, AMT,
  due 7/01/28                                           19,500        19,500,000
Clarksville, Arizona,
  Industrial Development
  Revenue, AMT,
  due 8/01/13                                            2,025         2,025,000

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                      February 28, 2002
(Unaudited)

                                                     PRINCIPAL
                                                      AMOUNT
ISSUER                                            (000'S OMITTED)      VALUE
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- (CONT'D)
--------------------------------------------------------------------------------
Colorado Health Facilities
  Authority Revenue,
  due 6/01/21                                     $     7,525        $ 7,525,000
Colorado Housing and
  Finance Authority,
  due 10/15/16                                          5,500          5,500,000
Columbus, Georgia, Housing
  Authority Revenue,
  due 11/01/17                                            750            750,000
Davidson County, North
  Carolina, Industrial
  Facilities,
  due 7/01/20                                           2,140          2,140,000
De Kalb County, Georgia,
  Development Authority,
  due 8/01/05                                           1,500          1,500,000
De Kalb County, Georgia,
  Development Authority,
  due 2/01/18                                           1,100          1,100,000
Delaware State Economic
  Development Authority,
  due 12/01/15                                         19,600         19,600,000
Delaware State Economic
  Development Authority,
  due 12/01/15                                         20,670         20,670,000
Delaware State Economic
  Development Authority,
  due 7/01/28                                          24,400         24,400,000
Director State, Nevada,
  Department of Business,
  AMT, due 8/01/20                                        775            775,000
Director State, Nevada,
  Department of Business,
  AMT,
  due 12/01/26                                          6,250          6,250,000
Du Page County, Illinois,
  due 4/01/30                                          10,000         10,000,000
Everett, Washington,
  due 12/01/21                                          2,600          2,600,000
FAC Municipal Trust,
  due 12/15/14                                          4,155          4,155,000
Forsyth County, Georgia,
  Industrial Development
  Revenue, AMT,
  due 1/01/07                                           2,000          2,000,000
Fulton County, Georgia,
  Development Authority
  Revenue,
  due 12/01/12                                          2,000          2,000,000
Fulton County, Georgia,
  Development Authority
  Revenue,
  due 2/01/18                                           1,900          1,900,000

                                                     PRINCIPAL
                                                      AMOUNT
ISSUER                                            (000'S OMITTED)      VALUE
--------------------------------------------------------------------------------
Georgia Municipal Gas
  Authority,
  due 1/01/08                                      $    26,650       $26,650,000
Gordon County, Georgia,
  Industrial Development
  Authority Revenue, AMT,
  due 8/01/17                                            1,000         1,000,000
Gulf Breeze, Florida,
  Revenue,
  due 3/31/21                                            1,390         1,390,000
Gwinnett County, Georgia,
  Industrial Development
  Revenue,
  due 3/01/17                                              235           235,000
Gwinnett County, Georgia,
  Hospital Authority
  Revenue,
  due 7/01/32                                           10,000        10,000,000
Harris County, Texas, Health
  Facilities Development
  Corp, Hospital Revenue,
  due 12/01/26                                          10,000        10,000,000
Hawkins County, Tennessee,
  Industrial Development
  Board,
  due 10/01/27                                           1,450         1,450,000
Henrico County, Virginia,
  Industrial Development
  Authority,
  due 8/01/23                                              180           180,000
Hillsborough County,
  Florida, School Board,
  due 1/01/12                                            7,000         7,000,000
Illinois Development
  Finance Authority
  Revenue,
  due 11/15/24                                          21,000        21,000,000
Illinois Educational Facilities
  Authority Revenue,
  due 1/01/28                                            8,800         8,800,000
Illinois Health Facilities
  Authority Revenue,
  due 8/15/09                                           22,700        22,700,000
Illinois State,
  due 11/01/16                                          10,450        10,450,000
Indiana Health Facilities
  Finance Authority
  Hospital Revenue,
  due 3/01/30                                              300           300,000
Koch Certificates Trust,
  due 12/13/02                                           2,820         2,819,734
Louisa, Virginia, Industrial
  Development Authority,
  AMT, due 3/01/31                                       7,000         7,000,000

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                      February 28, 2002
(Unaudited)

                                                     PRINCIPAL
                                                      AMOUNT
ISSUER                                            (000'S OMITTED)      VALUE
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- (CONT'D)
--------------------------------------------------------------------------------
Madison, Wisconsin,
  Community Development
  Authority,
  due 6/01/22                                      $     1,010       $ 1,010,000
Maine Health and Higher
  Educational Facilities,
  due 7/01/19                                            2,860         2,860,000
Marshfield, Wisconsin,
  Industrial Development
  Revenue,
  due 12/01/14                                           2,500         2,500,000
Massachusetts State
  Industrial Finance Agency,
  due 11/01/25                                           1,935         1,935,000
Michigan State,
  due 9/15/28                                           25,000        25,000,000
Minneapolis, Minnesota,
  due 12/01/05                                           1,335         1,335,000
Minneapolis & St Paul,
  Minnesota, Airport
  Revenue,
  due 1/01/25                                            9,410         9,410,000
Minnesota State, Housing
  Finance Agency,
  due 1/01/21                                           11,500        11,500,000
Minnetonka, Minnesota,
  Multi-Family Housing
  Revenue,
  due 11/15/31                                           5,000         5,000,000
Missouri State Health and
  Educational Facilities
  Revenue,
  due 7/01/28                                            3,400         3,400,000
Missouri State Health and
  Educational Facilities
  Revenue,
  due 3/01/40                                            7,300         7,300,000
Moorhead, Minnesota, Solid
  Waste Disposal, AMT,
  due 4/01/12                                            3,000         3,000,000
Morristown, Tennessee,
  Industrial Development
  Board, AMT,
  due 2/01/15                                            4,250         4,250,000
Municipal Securities Trust
  Certificates,
  due 8/24/11                                           13,350        13,350,000
Municipal Electric Authority,
  Georgia
  due 3/01/20                                           18,625        18,625,000
Nash County, North
  Carolina,
  due 12/01/14                                           1,000         1,000,000

                                                     PRINCIPAL
                                                      AMOUNT
ISSUER                                            (000'S OMITTED)      VALUE
--------------------------------------------------------------------------------
New Hampshire, Health
  and Education,
  Facilities Authority
  Revenue,
  due 8/01/31                                      $    39,230       $39,230,000
New Hanover County,
  North Carolina,
  due 3/01/14                                            2,250         2,250,000
New Hanover County,
  North Carolina,
  due 3/01/15                                            2,250         2,250,000
New Hanover County,
  North Carolina,
  due 3/01/16                                            2,250         2,250,000
New Jersey, Economic
  Development Authority,
  due 7/01/07                                           10,995        10,995,000
New Jersey Economic
  Development Authority,
  AMT,
  due 1/01/26                                           17,600        17,600,000
New Jersey Economic
  Development Authority,
  Natural Gas Facilities
  Revenue, AMT,
  due 4/01/33                                           10,600        10,600,000
New Jersey, State
  Transportation Trust Fund
  Authority,
  due 2/15/05                                           17,020        17,020,000
New York, New York,
  1.15% due 8/15/23                                      6,500         6,500,000
Newport Beach, California,
  due 12/01/29                                          16,600        16,600,000
Oklahoma Finance
  Authority Revenue,
  due 1/01/30                                            2,280         2,280,000
Orange County, Florida,
  Industrial Development
  Authority,
  due 1/01/11                                              350           350,000
Peoria, Illinois, Health Care
  Facilities Revenue,
  due 5/01/17                                            1,050         1,050,000
Pennsylvania State,
  due 12/01/08                                           6,745         6,745,000
Petersburg, Indiana, Pollution
  Control Revenue,
  due 1/01/23                                            3,500         3,500,000
Pleasants County, West
  Virginia, Pollution Control
  Revenue,
  due 12/01/20                                           8,500         8,500,000

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                      February 28, 2002
(Unaudited)

                                                     PRINCIPAL
                                                      AMOUNT
ISSUER                                            (000'S OMITTED)      VALUE
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- (CONT'D)
--------------------------------------------------------------------------------
Puerto Rico
  Commonwealth
  Infrastructure,
  due 10/01/32                                     $     2,800       $ 2,800,000
Red Bay, Alabama, Industrial
  Development Board
  Revenue,
  due 11/01/10                                           3,400         3,400,000
Rhode Island State Industrial
  Facilities Corp., AMT,
  due 5/01/05                                            1,000         1,000,000
Rhode Island State Industrial
  Facilities Corp., AMT,
  due 11/01/05                                           2,120         2,120,000
Roswell, Georgia, Multi-
  Family Housing Authority,
  due 8/01/27                                            2,500         2,500,000
Saint Charles Parish,
  Louisiana, Pollution
  Control Revenue,
  due 3/01/24                                           10,400        10,400,000
San Antonio, Texas, Water
  Revenue,
  due 5/15/26                                            7,000         7,000,000
Sevier County, Tennessee,
  Public Building Authority,
  due 6/01/17                                            1,300         1,300,000
South Carolina, Education
  Facilities Authority,
  due 12/01/22                                          10,000        10,000,000
South Carolina, Jobs
  Economic Development
  Authority,
  due 12/01/31                                          25,000        25,000,000
Splendora Texas, Higher
  Education Facilities,
  due 1/01/17                                            3,500         3,500,000
St Louis, Missouri, Industrial
  Development Authority,
  AMT,
  due 12/01/31                                           3,100         3,100,000
Tarrant County, Texas,
  Health Facilities
  Development,
  due 11/15/26                                             915           915,000
Tennessee, Housing
  Development Agency,
  due 7/01/04                                            5,250         5,250,000
Tipton, Indiana, Economic
  Development Revenue,
   AMT, due 7/01/22                                        975           975,000
Traill County, North Dakota,
  Industrial Development, AMT,
  due 12/01/11                                           1,000         1,000,000

                                                     PRINCIPAL
                                                      AMOUNT
ISSUER                                            (000'S OMITTED)      VALUE
--------------------------------------------------------------------------------
Traill County, North Dakota,
  Industrial Development, AMT,
  due 12/11/11                                     $     1,000       $ 1,000,000
Valdez, Alaska, Marine
  Terminal Revenue,
  due 8/01/25                                            4,000         4,000,000
Virginia College Building
  Authority,
  due 9/01/07                                            4,995         4,995,000
Walton County, Georgia,
  Industrial Building
  Authority,
  due 10/01/17                                           2,300         2,300,000
Washington State, Public
  Power Supply,
  due 1/01/05                                            6,200         6,200,000
Washington State, Public
  Power Supply,
  due 7/01/07                                            9,600         9,600,000
Washington State, Housing
  Finance Community,
  Single Family Mortgage,
  AMT, due 3/01/02                                      30,265        30,265,000
Winchester, Kentucky,
  Industrial Building, AMT,
  due 10/01/18                                           2,400         2,400,000
                                                                  --------------
                                                                     824,379,228
                                                                  --------------
TOTAL INVESTMENTS,
  AT AMORTIZED COST                                      99.4%    $1,294,972,137
OTHER ASSETS,
  LESS LIABILITIES                                        0.6          7,443,694
                                                        -----     --------------
NET ASSETS                                              100.0%    $1,302,415,831
                                                        =====     ==============

AMT -- Subject to Alternative Minimum Tax

* Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than 7 days notice.

See notes to financial statements

TAX FREE RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 2002 (Unaudited)
================================================================================
ASSETS:
Investments, at amortized cost and value (Note 1A)                $1,294,972,137
Cash                                                                     296,251
Interest receivable                                                    7,345,187
--------------------------------------------------------------------------------
  Total assets                                                     1,302,613,575
--------------------------------------------------------------------------------
LIABILITIES:
Management fees payable (Note 2)                                         117,768
Accrued expenses and other liabilities                                    79,976
--------------------------------------------------------------------------------
  Total liabilities                                                      197,744
--------------------------------------------------------------------------------
NET ASSETS                                                        $1,302,415,831
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                          $1,302,415,831
================================================================================



TAX FREE RESERVES PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002 (Unaudited)
================================================================================
INTEREST INCOME (Note 1B):                                           $10,223,565
EXPENSES
Investment Advisory fees (Note 2)                    $604,722
Management fees (Note 2)                              412,105
Administrative fees (Note 2)                          151,181
Custody and fund accounting fees                      122,818
Legal fees                                             21,111
Trustees' fees                                          2,812
Miscellaneous                                           2,765
--------------------------------------------------------------------------------
  Total expenses                                    1,317,514
Less: aggregate amounts waived by
  Investment Adviser, Administrator and
  Management (Note 2)                                (546,481)
Less: fees paid indirectly (Note 1D)                   (8,351)
--------------------------------------------------------------------------------
  Net expenses                                                           762,682
--------------------------------------------------------------------------------
Net investment income                                                  9,460,883
NET REALIZED GAIN ON INVESTMENTS                                          17,647
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ 9,478,530
================================================================================
See notes to financial statements

TAX FREE RESERVES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                               SIX MONTHS ENDED
                                               FEBRUARY 28, 2002   YEAR ENDED
                                                  (Unaudited)    AUGUST 31, 2001
================================================================================
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
Net investment income                         $    9,460,883    $    25,817,040
Net realized gain/loss on investments                 17,647            (16,350)
--------------------------------------------------------------------------------
Increase in net assets from operations             9,478,530         25,800,690
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                    1,350,111,866      2,375,773,926
Value of withdrawals                            (809,553,670)    (2,324,687,811)
--------------------------------------------------------------------------------
Net increase in net assets from
  capital transactions                           540,558,196         51,086,115
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                       550,036,726         76,886,805
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                              752,379,105        675,492,300
--------------------------------------------------------------------------------
End of period                                 $1,302,415,831   $    752,379,105
================================================================================



TAX FREE RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS

                             SIX MONTHS ENDED                   YEAR ENDED AUGUST 31,
                            FEBRUARY 28, 2002  -------------------------------------------------------
                                (Unaudited)      2001        2000       1999        1998        1997
======================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
  (000's omitted)               $1,302,416     $752,379    $675,492   $657,120    $723,858    $483,630
Ratio of expenses to
  average net assets                 0.15%*       0.15%       0.15%      0.15%       0.15%       0.19%
Ratio of net investment
  income to average
  net assets                         1.86%*       3.48%       3.77%      3.11%       3.53%       3.46%

Note: If Agents of the Portfolio had not  voluntarily  waived a portion of their fees during the periods indicated  and the  expenses  were not reduced for fees paid indirectly, the ratios would have been as follows:

RATIOS:
Expenses to average
  net assets                         0.26%*       0.29%       0.29%      0.29%       0.29%       0.31%
Net investment income to
  average net assets                 1.75%*       3.34%       3.63%      2.98%       3.39%       3.35%
======================================================================================================


* Annualized


See notes to financial statements

TAX FREE RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES Tax Free Reserves Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, non-diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue shares of beneficial interest in the Portfolio. Citi Fund Management Inc. (the "Manager") acts as the Investment Manager.

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. VALUATION OF INVESTMENTS Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

   B. INVESTMENT INCOME AND EXPENSES Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio. Expenses of the Portfolio are accrued daily.

   C. FEDERAL INCOME TAXES The Portfolio's policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

   D. FEES PAID INDIRECTLY The Portfolio's custodian calculates its fees based on the Portfolio's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

   E. OTHER Purchases, maturities and sales, of money market instruments are accounted for on the date of the transaction.


2. INVESTMENT ADVISORY/ADMINISTRATIVE/MANAGEMENT FEES The investment advisory fee paid to the Manager, as compensation for overall investment management services, amounted to $604,722, of which $229,316 was voluntarily waived for the period from September 1, 2001 through December 31, 2001. The investment advisory fee is computed at the annual rate of 0.20% of the Portfolio's average daily net assets.

   Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, were computed at the annual rate of 0.05% of the Fund's average daily net assets. The administrative fees amounted to $151,181, all of which was voluntarily waived for the period from September 1, 2001 through December 31, 2001.

TAX FREE RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

On December 31, 2001, the Fund terminated its administrative services and investment advisory agreements and implemented a management agreement. The management fees paid to the Manager amounted to $412,105, of which $165,984 was voluntarily waived for the period January 1, 2002 to February 28, 2002. The new management fees are computed at an annual rate of 0.20% of the Fund's average daily net assets. The fund pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Manager or its affiliates.

3. INVESTMENT TRANSACTIONS Purchases, and maturities and sales of money market instruments, exclusive of securities purchased subject to repurchase agreements, aggregated $3,045,600,021 and $2,520,517,976, respectively, for the six months ended February 28, 2002.

4. FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES The cost of investment securities owned at February 28, 2002, for federal income tax purposes, amounted to $1,294,972,137.

5. LINE OF CREDIT The Portfolio, along with other funds in the fund family, entered into an agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended February 28, 2002, the commitment fee allocated to the Portfolio was $610. Since the line of credit was established, there have been no borrowings.

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., Chairman
Heath B. McLendon*, President
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
R. Jay Gerken*
Riley C. Gilley
Stephen Randolph Gross
Diana R. Harrington
Susan B. Kerley
Allan G. Merten
R. Richardson Pettit
Walter E. Robb, III
E. Kirby Warren

SECRETARY
Robert I. Frenkel*

TREASURER
Lewis E. Daidone*

*AFFILIATED PERSON OF THE MANAGER

INVESTMENT MANAGER
Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902

DISTRIBUTOR
Salomon Smith Barney Inc.

TRANSFER AGENT
Travelers Bank & Trust, fsb
125 Broad Street, 11th Floor
New York, NY 10004

SUB-TRANSFER AGENT
PFPC
4400 Computer Drive
West Boro, MA 01581

SUB-TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street,
Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street
Boston, MA 02110

================================================================================

This report is prepared for the information of shareholders of Citi Institutional Tax Free Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi Institutional Tax Free Reserves.

(C)2002 Citicorp     [Recycle Logo] Printed on recycled paper     CFS/INS TF/202

--------------------------------------------------------------------------------
CITIFUNDS(R)
--------------------------------------------------------------------------------


Citi(SM)
Institutional
Cash Reserves

SEMI-ANNUAL REPORT
FEBRUARY 28, 2002


--------------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS

CITI INSTITUTIONAL CASH RESERVES

Letter to Our Shareholders                                                     1
--------------------------------------------------------------------------------
Fund Facts                                                                     3
--------------------------------------------------------------------------------
Fund Performance                                                               4
--------------------------------------------------------------------------------
Portfolio of Investments                                                       5
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                            7
--------------------------------------------------------------------------------
Statement of Operations                                                        8
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                             9
--------------------------------------------------------------------------------
Financial Highlights                                                          10
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 12
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS

Dear Shareholder:

We are pleased to provide the semi-annual report for CitiSM Institutional Cash Reserves (the "Fund") for the six months ended February 28, 2002. In this report, we summarize what we believe to be the period's prevailing economic and market conditions and outline our investment strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow. We hope you find this report useful and informative.

[PHOTO]

HEATH B. MCLENDON
PRESIDENT

INVESTMENT STRATEGY

The Fund's goal is to provide shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

The Fund invests only in high quality, short-term money market instruments denominated in U.S. dollars. These may include: obligations of U.S. and non-U.S. banks; commercial paper and asset-backed securities; short-term obligations of the U.S. government and its agencies and instrumentalities, and repurchase agreements for these obligations; and obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada.

The Fund may invest more than 25% of its assets in bank obligations, such as certificates of deposit, fixed time deposits and bankers' acceptances.

MARKET REVIEW

In its Summary of Commentary on Current Economic Conditions (also known as the "Beige Book") from January 16, 2002, the U.S. Federal Reserve Board ("Fed") stated that overall economic activity remained sluggish in August and early September, and that the tragic events of September 11th may have accelerated the economic slowdown that was already in place. Sharply rising unemployment, declining consumer confidence, and heightened credit concerns were accompanied by weakening overseas economies, raising fears within the Fed that the recession could intensify and become more prolonged. The Fed cut rates by 50 basis points(1) upon the re-opening of the stock market on September 17th, and again at each of the next two Federal Open Market Committee(2) (FOMC) meetings in October and November. The FOMC cut the target fed funds rate(3) another 25 basis points at its December meeting taking the rate down to 1.75%--its lowest level since 1961.

----------
(1)  A basis point is 0.01%, or one one-hundredth of a percent.

(2) The Federal Open Market Committee (FOMC) is a policy-making body of the Federal Reserve System responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

(3) The federal funds rate ("fed funds rate") is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans. The fed funds rate often points to the direction of U.S. interest rates.

The three-month LIBOR(4) fell 156 basis points to 1.89% between November 30, 2001 and February 28, 2002. The yield on three-month U.S. Treasury bills fell 154 basis points over the same period. In contrast to money market rates, the yield on 10-year U.S. Treasury notes rose by 5 basis points to 4.88%.

We believe money market securities provided attractive returns over the last six months compared to the equity market as a whole and represented a safe haven for investors in a volatile environment. We positioned the Fund in anticipation of a series of Fed easing moves (i.e., short-term interest rate reductions), consistently maintaining an average maturity equivalent to, or longer than, that of the Fund's peer group. A core position of high-quality variable rate demand notes(5) contributed positively to the Fund's returns. As the spreads narrowed within money market instruments, we looked for an alternative, increasing the Fund's exposure to government agency securities.

MARKET OUTLOOK

We continue to anticipate a less volatile investment environment during 2002, and a less active Federal Reserve. The Fed easing cycle now appears to be over, the economy appears to be recovering, and we anticipate a solid rebound in growth will take hold around mid-year. As the money market yield curve steepens in anticipation of a less accommodative Fed, we will assume a more cautious strategy that focuses on shorter maturities, in anticipation of potentially locking in more attractive yield levels.

Sincerely,

/s/ Heath B. McLendon        /s/ Craig Loweth              /s/ Kevin Kennedy

Heath B. McLendon            Craig Loweth                  Kevin Kennedy
President                    Vice President and            Managing Director and
                             Investment Officer            Investment Officer

MARCH 15, 2002

THE INFORMATION PROVIDED IN THIS LETTER REPRESENTS THE OPINION OF THE MANAGER AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS OR INVESTMENT ADVICE. FURTHER, THERE IS NO ASSURANCE THAT CERTAIN SECURITIES WILL REMAIN IN OR OUT OF THE FUND. PLEASE REFER TO PAGES 5 AND 6 FOR A LIST AND PERCENTAGE BREAKDOWN OF THE FUND'S HOLDINGS. ALSO, PLEASE NOTE ANY DISCUSSION OF THE FUND'S HOLDINGS IS AS OF FEBRUARY 28, 2002, AND IS SUBJECT TO CHANGE.

----------
(4) LIBOR, the London interbank offered rate, is the interest rate that the largest international banks charge each other for loans.

(5) Variable Rate Demand Notes are floating rate notes whose yields are pegged to short-term interest rates and may be sold back at par to the dealer/remarketing agent.

FUND FACTS

FUND OBJECTIVE

To provide its shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

INVESTMENT MANAGER
Citi Fund Management Inc.

COMMENCEMENT OF OPERATIONS
Class L shares October 17, 1997
Class S shares October 6, 1999
SVB Late Day Liquid Reserves shares June 1, 2001

NET ASSETS AS OF 2/28/02
Class L shares: $2,230.1 million
Class S shares: $152.4 million
SVB Late Day Liquid Reserves shares: $153,509

DIVIDENDS
Declared daily, paid monthly

CAPITAL GAINS
Distributed annually, if any

BENCHMARKS*
o Lipper S&P AAA-rated Institutional Money Market Funds Average
o iMoneyNet, Inc. AAA-rated 1st Tier Taxable Money Market Funds Average

----------
*    The Lipper Funds Average and  iMoneyNet,  Inc.  Funds  Average  reflect the
     performance   (excluding  sales  charges)  of  mutual  funds  with  similar objectives.

     Citi is a service mark of Citicorp.

FUND PERFORMANCE

TOTAL RETURNS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002             SIX     ONE      SINCE
(Unaudited)                                          MONTHS**  YEAR   INCEPTION*
================================================================================
Citi Institutional Cash Reserves Class L               1.13%   3.35%   5.13%#
Citi Institutional Cash Reserves Class S               1.05%   3.20%   4.97%##
Citi Institutional Cash Reserves SVB
   Late Day Liquid Reserves Shares ("Class SVB")       0.66%     --    1.39%###
Lipper S&P AAA-rated Institutional
   Money Market Funds Average                          1.10%   3.28%   5.03%+
iMoneyNet, Inc. AAA-rated 1st Tier
   Taxable Money Market Funds Average                  1.07%   3.23%   5.05%+

*    Average Total Return
**   Not annualized
+    From 10/31/97
#    Commencement of Operations 10/17/97
##   Commencement of Operations 10/6/99
###  Commencement of Operations 6/1/01

7-DAY YIELDS                                      CLASS L    CLASS S   CLASS SVB
                                                  -------    -------   ---------
Annualized Current                                 1.64%      1.49%      0.68%
Effective                                          1.65%      1.50%      0.69%

The ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365 day period. The yield is shown as a percentage of the investment.

The EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

COMPARISON OF 7-DAY YIELDS FOR CITI INSTITUTIONAL CASH RESERVES CLASS L VS. IMONEYNET, INC. AAA-RATED 1ST TIER TAXABLE MONEY MARKET FUNDS AVERAGE

As illustrated, Citi Institutional Cash Reserves Class L generally provided an annualized seven-day yield greater than the iMoneyNet, Inc. AAA-rated 1st Tier Taxable Money Market Funds Average, as published in iMoneyNet, Inc. Money Fund Report(TM), for the one-year period.

[Data below represents a line graph in the printed document.]

                                                               iMoneyNet, Inc.
                               Citi Institutional            AAA-rated 1st Tier
                                 Cash Reserves              Taxable Money Market
                                    Class L                     Funds Average

3/6/01                                5.38%                         5.3%
3/13/01                               5.33                         5.19
3/20/01                               5.28                         5.13
3/27/01                               5.11                         5.13
4/3/01                                5.03                         4.93
4/10/01                               4.94                         4.82
4/17/01                               4.93                         4.78
4/24/01                               4.73                         4.58
5/1/01                                 4.7                         4.51
5/8/01                                4.56                         4.41
5/15/01                                4.4                          4.3
5/22/01                                4.2                         4.09
5/29/01                               4.18                         4.02
6/5/01                                4.17                         4.01
6/12/01                               4.08                          3.9
6/19/01                               4.03                         3.86
6/26/01                               3.99                         3.79
7/3/01                                3.89                         3.75
7/10/01                                3.8                         3.64
7/17/01                               3.78                         3.59
7/24/01                               3.77                         3.54
7/31/01                               3.79                         3.54
8/7/01                                3.74                          3.5
8/14/01                               3.69                          3.4
8/21/01                               3.63                         3.43
8/28/01                               3.52                         3.34
9/4/01                                3.53                         3.35
9/11/01                                3.5                         3.29
9/18/01                               3.24                         3.19
9/25/01                               3.09                          2.8
10/2/01                               2.93                         2.95
10/9/01                               2.77                         2.68
10/16/01                              2.74                         2.68
10/23/01                               2.7                         2.68
10/30/01                              2.63                         2.43
11/6/01                               2.51                         2.36
11/13/01                              2.36                         2.18
11/20/01                              2.02                         2.14
11/27/01                              1.97                         2.07
12/4/01                               2.01                         2.04
12/11/01                              1.95                         1.93
12/18/01                              1.94                         1.85
12/25/01                              1.88                         1.79
1/1/02                                1.76                          1.8
1/8/02                                 1.8                         1.76
1/15/02                               1.74                         1.71
1/22/02                                1.7                         1.66
1/29/02                               1.73                         1.66
2/5/02                                 1.7                         1.65
2/12/02                               1.66                         1.61
2/19/02                               1.66                         1.62
2/26/02                               1.65                         1.59

Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITI INSTITUTIONAL CASH RESERVES
PORTFOLIO OF INVESTMENTS                                       February 28, 2002
(Unaudited)

                                                      PRINCIPAL
                                                        AMOUNT
ISSUER                                              (000'S OMITTED)       VALUE
--------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT (YANKEE) -- 21.2%
--------------------------------------------------------------------------------
Abbey National Treasury 1.94% due 08/29/02               $ 50,000   $ 50,004,979
Bank of Montreal 1.79% due 03/21/02                        54,000     53,999,690
Canadian Imperial 4.06% due 07/12/02                       50,000     50,367,825
Commerzbank 2.10% due 05/01/02                             50,000     50,004,046
Deutsche Bank 1.64% due 03/18/02                           50,000     50,000,706
Merita Bank PLC 2.08% due 08/16/02                         50,000     50,005,368
Royal Bank of Scotland 2.05% due 05/16/02                  25,000     24,999,982
Royal Bank of Scotland 1.82% due 06/03/02                  25,000     25,001,293
Toronto Dominion Bank 2.00% due 09/16/02                   50,000     50,000,000
UBS Stamford 1.74% due 03/13/02                            50,000     49,998,997
Wells Fargo Bank 1.77% due 03/13/02                        50,000     50,000,000
                                                                    ------------
                                                                     504,382,886
                                                                    ------------

COMMERCIAL PAPER -- 38.9%
--------------------------------------------------------------------------------
Asset Backed Capital Finance Inc. 1.85% due 01/15/03       47,500     47,500,000
Atlantis One Funding 1.75% due 03/27/02                    50,000     49,936,805
BP Amoco 2.30% due 04/01/02                                35,000     34,930,680
Bank of Nova Scotia 1.80% due 04/29/02                     50,000     49,852,500
Bavarian Finance Funding 1.83% due 03/12/02                58,079     58,046,524
Credit Suisse First Boston 1.80% due 04/29/02              50,000     49,852,500
Dexia Delaware 1.78% due 03/22/02                          65,000     64,932,508
Galaxy Funding Inc. 1.75% due 03/28/02                     30,000     29,960,625
General Electric Capital Corp. 2.00% due 09/16/02          50,000     49,447,222
General Re Corp. 2.30% due 04/12/02                        34,000     33,908,767
International Lease Finance Corp. 1.77% due 03/28/02       50,000     49,933,625
Monsanto Co. 2.27 % due 04/15/02                           19,000     18,946,088
Morgan Stanley Dean Witter 1.80% due 04/15/02              50,000     49,887,500
Nestle Capital Corp. 1.78% due 05/15/02                    50,000     49,814,583
Prudential plc 1.75% due 03/14/02                          41,775     41,748,601
Sigma Finance Inc. 2.07% due 05/01/02                      50,000     49,824,625
Silver Tower U.S. Funding 2.13% due 04/25/02               20,000     19,934,917
Swedish Export Credit Corp. 1.78% due 03/12/02             25,000     24,986,403
Total Fina 1.76% due 03/14/02                              60,000     59,961,867
Verizon Global Funding 2.05% due 10/04/02                  29,900     29,530,527
Volkswagen of America 1.78% due 03/25/02                   65,000     64,922,867
                                                                    ------------
                                                                     927,859,734
                                                                    ------------

CITI INSTITUTIONAL CASH RESERVES
PORTFOLIO OF INVESTMENTS (Continued)                           February 28, 2002
(Unaudited)

                                                      PRINCIPAL
                                                        AMOUNT
ISSUER                                              (000'S OMITTED)       VALUE
--------------------------------------------------------------------------------

TIME DEPOSITS -- 9.2%
--------------------------------------------------------------------------------
Branch Banking and Trust 1.81% due 03/01/02           $109,300    $  109,300,000
Keybank National Association 1.81% due 03/01/02        109,725       109,725,000
                                                                  --------------
                                                                     219,025,000
                                                                  --------------

US GOV'T AGENCY DISCOUNT NOTES -- 16.0%
--------------------------------------------------------------------------------
Federal Home Loan Bank 1.58% due 03/20/02               10,000         9,991,688
Federal Home Loan Bank 1.75% due 03/12/03               30,000        29,981,716
Federal Home Loan Mortgage 1.73% due 03/19/02           50,000        49,956,750
Federal Home Loan Mortgage 1.74% due 03/26/02           91,000        90,890,042
United States Treasury Bills 1.73% due 03/21/02        100,000        99,903,889
United States Treasury Bills 1.74% due 03/28/02        100,000        99,869,875
                                                                  --------------
                                                                     380,593,960
                                                                  --------------

ISSUER                                                                    VALUE
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS -- 14.7%
--------------------------------------------------------------------------------
State Street Bank & Trust 1.86% due 03/01/02
   proceeds at maturity $150,007,750
   (collateralized by $29,825,000 FNMA 6.625%
   due 8/15/02 valued at $30,600,032,
   $40,990,000 FNMA 1.76% due 5/13/02 valued at
   $40,804,110, $40,630,000 FHLB 2.10% due
   12/05/02 valued at $40,804,059 and
   $38,950,000 FHLMC 7.00% due 2/15/03 valued at
   $40,800,125)                                                   $  150,000,000
UBS PaineWebber 1.90% due 03/01/02 proceeds at
   maturity $200,010,556 (collateralized by
   $150,000,000 U.S. Treasury Bonds 8.875% due
   8/15/17 valued at $198,713,000 and $1,375,000
   U.S. Treasury Bonds 5.25% due 2/15/29 valued
   at $1,287,000)                                                    200,000,000
                                                                  --------------
                                                                     350,000,000
                                                                  --------------
TOTAL INVESTMENTS, AMORTIZED COST                        100.0%    2,381,861,580
OTHER ASSETS, LESS LIABILITIES                             0.0           780,539
                                                         -----    --------------
NET ASSETS                                               100.0%   $2,382,642,119
                                                         =====    ==============

See notes to financial statements

CITI INSTITUTIONAL CASH RESERVES
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 2002 (Unaudited)
================================================================================
ASSETS:
Investments, at amortized cost (Note 1A)                          $2,381,861,580
Cash                                                                         172
Receivable for shares of beneficial interest sold                             88
Interest receivable                                                    2,893,114
--------------------------------------------------------------------------------
   Total assets                                                    2,384,754,954
--------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                      1,679,740
Management fees payable (Note 3)                                          94,520
Accrued expenses and other liabilities                                   338,575
--------------------------------------------------------------------------------
   Total liabilities                                                   2,112,835
--------------------------------------------------------------------------------
NET ASSETS                                                        $2,382,642,119
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                   $2,382,642,119
================================================================================
CLASS L SHARES:
Net Asset Value, Offering Price and Redemption Price Per Share
($2,230,083,531/2,230,083,531 shares outstanding)                          $1.00
================================================================================
CLASS S SHARES:
Net Asset Value, Offering Price and Redemption Price Per Share
($152,405,079/152,405,079 shares outstanding)                              $1.00
================================================================================
SVB LATE DAY LIQUID RESERVES SHARES:
Net Asset Value, Offering Price and Redemption Price Per Share
($153,509/153,509 shares outstanding)                                      $1.00
================================================================================

See notes to financial statements

CITI INSTITUTIONAL CASH RESERVES
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002 (Unaudited)
================================================================================

INVESTMENT INCOME (Note 1B)                                         $17,735,624

EXPENSES:
Management fees (Note 3)                               $1,455,939
Distribution fees Class L (Note 4)                        675,858
Distribution fees Class S (Note 4)                        111,834
Distribution fees Class SVB(Note 4)                        73,783
Registration fees                                         143,128
Custody and fund accounting fees                           80,515
Transfer agent fees                                        71,852
Legal fees                                                 59,968
Blue sky fees                                              25,654
Audit fees                                                 16,515
Shareholder reports                                        16,015
Trustees' fees                                              3,605
Miscellaneous                                              43,039
--------------------------------------------------------------------------------
   Total expenses                                       2,777,705
Less: aggregate amounts waived by the Manager
   and Distributor (Notes 3 and 4)                       (799,920)
--------------------------------------------------------------------------------
   Net expenses                                                       1,977,785
--------------------------------------------------------------------------------
Net investment income                                               $15,757,839
================================================================================

See notes to financial statements

CITI INSTITUTIONAL CASH RESERVES
STATEMENT OF CHANGES IN NET ASSETS

                                                       SIX MONTHS ENDED
                                                       FEBRUARY 28, 2002      YEAR ENDED
                                                          (Unaudited)      AUGUST 31, 2001
==========================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income, declared as dividends to
   shareholders (Note 2)                                $    15,757,839    $    44,129,593
==========================================================================================
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST AT
   NET ASSET VALUE OF $1.00 PER SHARE (Note 5):
CLASS L
Proceeds from sale of shares                              9,846,146,941      8,903,031,514
Net asset value of shares issued to shareholders
   from reinvestment of dividends                             1,706,273          3,439,063
Cost of shares repurchased                               (8,363,225,173)    (8,657,082,818)
------------------------------------------------------------------------------------------
Total Class L                                             1,484,628,041        249,387,759
------------------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST AT
   NET ASSET VALUE OF $1.00 PER SHARE (Note 5):
CLASS S
Proceeds from sale of shares                                527,943,479        963,032,494
Net asset value of shares issued to shareholders
   from reinvestment of dividends                               298,563          1,791,196
Cost of shares repurchased                                 (459,602,324)      (977,417,095)
------------------------------------------------------------------------------------------
Total Class S                                                68,639,718        (12,593,405)
------------------------------------------------------------------------------------------
TRANSACTIONS  IN SHARES OF  BENEFICIAL  INTEREST AT
   NET ASSET VALUE OF $1.00 PER SHARE (Note 5):
CLASS SVB
Proceeds from sale of shares                                944,183,822        526,851,933
Net asset value of shares issued to shareholders
   from reinvestment of dividends                               105,559             98,521
Cost of shares repurchased                                 (980,205,345)      (490,880,981)
------------------------------------------------------------------------------------------
Total Class SVB                                             (35,915,964)        36,069,473
------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                                1,517,351,795        272,863,827
------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                         865,290,324        592,426,497
------------------------------------------------------------------------------------------
End of period                                           $ 2,382,642,119    $   865,290,324
==========================================================================================

See notes to financial statements

CITI INSTITUTIONAL CASH RESERVES
FINANCIAL HIGHLIGHTS

                                                            CLASS L
                                -----------------------------------------------------------------------
                                SIX MONTHS
                                   ENDED                                               FOR THE PERIOD
                                FEBRUARY 28,          YEAR ENDED AUGUST 31,           OCTOBER 17, 1997+
                                    2002        ----------------------------------           TO
                                (Unaudited)       2001         2000         1999       AUGUST 31, 1998
=======================================================================================================
Net Asset Value, beginning
  of period                      $1.00000       $1.00000     $1.00000     $1.00000       $1.00000
Net investment income             0.01124        0.05288      0.05827      0.04930        0.04736
Less dividends from net
  investment income              (0.01124)      (0.05288)    (0.05827)    (0.04930)      (0.04736)
-------------------------------------------------------------------------------------------------------
Net Asset Value,
  end of period                  $1.00000       $1.00000     $1.00000     $1.00000       $1.00000
=======================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
  (000's omitted)              $2,230,084       $745,455     $496,068     $388,939       $245,520
Ratio of expenses to
  average net assets                 0.25%*         0.25%        0.25%        0.25%          0.25%*
Ratio of net investment
  income to average
  net assets                         2.17%*         5.17%        5.93%        4.97%          5.47%*
Total return                         1.13%**        5.42%        5.98%        5.04%          4.84%**

Note: If agents of the Fund had not voluntarily waived all or a portion of their fees from the Fund for the periods indicated and the expenses were not reduced for the fees paid indirectly, the ratios and net investment income per share would have been as follows:

Net investment income
  per share                      $0.01091       $0.05168     $0.05680     $0.04791       $0.04571
RATIOS:
Expenses to average net
  assets                             0.36%*         0.37%        0.40%        0.40%          0.44%*
Net investment income to
  average net assets                 2.06%*         5.05%        5.78%        4.83%          5.28%*
=======================================================================================================

+    Commencement of Operations
*    Annualized
**   Not Annualized

See notes to financial statements

CITI INSTITUTIONAL CASH RESERVES
FINANCIAL HIGHLIGHTS

                                                                          CLASS S
                                                  -----------------------------------------------------
                                                  SIX MONTHS ENDED
                                                    FEBRUARY 28,      YEAR ENDED       FOR THE PERIOD
                                                        2002          AUGUST 31,      OCTOBER 6, 1999+
                                                     (Unaudited)         2001        TO AUGUST 31, 2000
=======================================================================================================
Net Asset Value, beginning of period                  $1.00000         $1.00000          $1.00000
Net investment income                                  0.01049          0.05137           0.05202
Less dividends from net investment income             (0.01049)        (0.05137)         (0.05202)
-------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                        $1.00000         $1.00000          $1.00000
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted)             $152,405          $83,765           $96,359
Ratio of expenses to average net assets                   0.40%*           0.40%             0.40%*
Ratio of net investment income to average
  net assets                                              2.13%*           4.97%             5.78%*

Note: If agents of the Fund had not waived all or a portion of their fees during the period indicated, the net investment income per share and the ratios would have been as follows:

Total return                                              1.05%**          5.26%             5.83%**
Net investment income per share                       $0.01016         $0.04994          $0.05074
RATIOS:
Expenses to average net assets                            0.51%*           0.52%             0.55%*
Net investment income to average net assets               2.01%*           4.85%             5.63%*
=======================================================================================================

                                                                            CLASS SVB
                                                           --------------------------------------------
                                                           SIX MONTHS ENDED           FOR THE PERIOD
                                                           FEBRUARY 28, 2002           JUNE 1, 2001+
                                                              (Unaudited)           TO AUGUST 31, 2001
                                                                --------                 --------
=======================================================================================================
Net Asset Value, beginning of period                            $1.00000                 $1.00000
Net investment income                                            0.00654                  0.00726
Less dividends from net investment income                       (0.00654)                (0.00726)
-------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                                  $1.00000                 $1.00000
=======================================================================================================
RATIOS/SUPPLEMENTAL DATA:

Net Assets, end of period (000's omitted)                           $154                  $36,069
Ratio of expenses to average net assets                             1.20%*                   1.20%*
Ratio of net investment income to average net assets                1.41%*                   3.24%*
Total return                                                        0.66%**                  2.95%**

Note: If agents of the Fund had not waived all or a portion of their fees during the period indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share                                 $0.00620                 $0.00718
RATIOS:
Expenses to average net assets                                      1.31%*                   1.47%*
Net investment income to average net assets                         1.30%*                   3.14%*
=======================================================================================================

+    Commencement of Operations
*    Annualized
**   Not Annualized

See notes to financial statements

CITI INSTITUTIONAL CASH RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES Citi Institutional Cash Reserves (the "Fund") is a separate non-diversified series of CitiFunds Institutional Trust (the "Trust"), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Investment Manager of the Fund is Citi Fund Management Inc. (the "Manager"). Salomon Smith Barney Inc. is the Fund's Distributor.

     The Fund offers Class L, Class S and Class SVBLate Day Liquid Reserves shares. The Fund commenced its public offering of Class SVB shares on June 1, 2001. Each class has different eligibility requirements and its own combination of charges and fees. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the assets of the Fund if the Fund were liquidated.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles and are as follows:

     A. Valuation of Investments Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. This method involves valuing a Fund security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund's use of amortized cost is subject to the Fund's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

     B. Interest Income and Expenses Interest income consists of interest accrued and discount earned (including both original issue and market discount) on the investments of the Fund, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Fund are accrued daily.

     C. Federal Taxes The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary.

     D. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

     E. Repurchase Agreements It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as

CITI INSTITUTIONAL CASH RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)

collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

     F. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 5:00 pm Eastern Standard Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash on or prior to the last business day of the month.

3. MANAGEMENT FEES The Manager is responsible for overall management of the Fund's business affairs, and has a Management Agreement with the Fund. The Manager also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

     The management fees paid to the Manager, as compensation for overall investment management services amounted to $1,455,939, of which $461,991 was voluntarily waived for the six months ended February 28, 2002. The management fees are computed at an annual rate of 0.20% of the Fund's average daily net assets.

4. DISTRIBUTION FEES The Fund has adopted Service Plans for Class L, Class S and Class SVB pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund pays fees for distribution, sales, marketing and shareholder services at an annual rate not to exceed 0.10%, 0.25% and 1.00% of the Fund's Class L, Class S and Class SVB average daily net assets, respectively. The Distribution fee amounted to $675,858, of which $337,929 was voluntarily waived for Class L, $111,834 for Class S and $73,783 for Class SVB for the six months ended February 28, 2002.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

6. INVESTMENT TRANSACTIONS Purchases, and maturities and sales of money market instruments aggregated $32,594,654,724 and $31,086,542,406, respectively, for the six months ended February 28, 2002.

CITI INSTITUTIONAL CASH RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES The cost of investment securities owned at February 28, 2002, for federal income tax purposes, amounted to $2,381,861,580.

8. LINE OF CREDIT The Fund, along with other funds in the fund family entered into an agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended February 28, 2002, the commitment fee allocated to the Fund was $883. Since the line of credit was established, there have been no borrowings.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., Chairman
Heath B. McLendon*, President
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
R. Jay Gerken*
Riley C. Gilley
Stephen Randolph Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit
Walter E. Robb, III
E. Kirby Warren

SECRETARY
Robert I. Frenkel*

TREASURER
Lewis E. Daidone*

* AFFILIATED PERSON OF THE INVESTMENT MANAGER

INVESTMENT MANAGER
Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902

DISTRIBUTOR
Salomon Smith Barney Inc.

TRANSFER AGENT
Travelers Bank & Trust, fsb
125 Broad Street, 11th floor
New York, NY 10004

SUB-TRANSFER AGENT
PFPC
4400 Computer Drive
West Boro, MA 01581

SUB-TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street
Boston, MA 02110

This report is prepared for the information of shareholders of Citi Institutional Cash Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi Institutional Cash Reserves.

(C)2002 Citicorp    [RECYCLE LOGO] Printed on recycled paper      CFS/INS.CR/202